UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

AB GLOBAL RISK ALLOCATION FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2015

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Risk Allocation Fund

Portfolio of Investments

February 28, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 24.3%
Industrials - 3.6%
Aerospace & Defense - 0.3%
Airbus Group NV	401	$24,735
B/E Aerospace, Inc. (a)	1,038	65,955
BAE Systems PLC	3,207	26,285
Boeing Co. (The)	521	78,593
Bombardier, Inc. - Class B	26,444	54,999
CAE, Inc.	4,964	59,921
Cobham PLC	4,668	24,552
Finmeccanica SpA (a)	2,124	25,721
General Dynamics Corp.	544	75,496
Honeywell International, Inc.	779	80,066
L-3 Communications Holdings, Inc.	548	70,928
Lockheed Martin Corp.	410	82,020
Meggitt PLC	3,536	29,687
Northrop Grumman Corp.	453	75,067
Precision Castparts Corp.	308	66,620
Raytheon Co.	726	78,967
Rockwell Collins, Inc.	977	87,031
Rolls-Royce Holdings PLC (a)	1,701	24,850
Safran SA	314	22,075
Singapore Technologies Engineering Ltd.	4,100	10,550
Textron, Inc.	1,369	60,660
Thales SA	449	25,785
TransDigm Group, Inc.	430	93,250
United Technologies Corp.	680	82,899
Zodiac Aerospace	653	23,468

		1,350,180

Air Freight & Logistics - 0.1%
Bollore SA	4,123	22,610
CH Robinson Worldwide, Inc.	767	56,988
Deutsche Post AG	729	24,817
Expeditors International of Washington, Inc.	1,492	72,064
FedEx Corp.	409	72,385
Kuehne & Nagel International AG	188	27,383
Royal Mail PLC	3,241	21,010
TNT Express NV	2,850	17,388
Toll Holdings Ltd.	2,436	16,985
United Parcel Service, Inc. - Class B	839	85,351
Yamato Holdings Co., Ltd.	500	11,704

		428,685

Airlines - 0.1%
American Airlines Group, Inc.	1,325	63,468
ANA Holdings, Inc.	4,000	10,864
Cathay Pacific Airways Ltd.	7,000	15,708
Delta Air Lines, Inc.	809	36,017
Deutsche Lufthansa AG (REG)	1,162	17,013
easyJet PLC	824	21,974
International Consolidated Airlines Group SA (a)	2,609	23,282
Japan Airlines Co., Ltd.	400	12,319
Qantas Airways Ltd. (a)	3,340	7,525
Singapore Airlines Ltd.	1,200	10,568
Southwest Airlines Co.	950	41,078

Company	Shares	U.S. $ Value
United Continental Holdings, Inc. (a)	457	$29,787

		289,603

Building Products - 0.2%
Asahi Glass Co., Ltd.	2,000	12,626
Assa Abloy AB - Class B	498	29,886
China Fangda Group Co., Ltd. - Class B	829,874	508,252
Cie de Saint-Gobain	447	20,076
Daikin Industries Ltd.	100	6,523
Geberit AG	69	24,578
LIXIL Group Corp.	500	11,916
Masco Corp.	2,047	53,611
TOTO Ltd.	1,000	13,930

		681,398

Commercial Services & Supplies - 0.2%
ADT Corp. (The) (b)	1,354	53,104
Aggreko PLC	1,050	27,622
Babcock International Group PLC	1,998	31,085
Brambles Ltd.	1,664	14,418
Cintas Corp.	948	79,139
Dai Nippon Printing Co., Ltd.	1,000	9,694
Edenred	869	23,674
G4S PLC	7,447	34,203
ISS A/S (a)	862	26,861
Park24 Co., Ltd.	600	11,322
Republic Services, Inc. - Class A	2,107	86,218
Secom Co., Ltd.	200	12,470
Securitas AB - Class B	2,272	32,319
Societe BIC SA	170	25,435
Stericycle, Inc. (a)	704	95,019
Toppan Printing Co., Ltd.	2,000	14,358
Tyco International PLC	1,791	75,616
Waste Management, Inc.	1,938	105,582

		758,139

Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	608	22,547
Boskalis Westminster NV	415	19,251
Bouygues SA	485	19,207
Chicago Bridge & Iron Co. NV (b)	725	33,466
Chiyoda Corp.	1,000	8,123
Ferrovial SA	1,352	28,604
Fluor Corp.	962	55,796
Jacobs Engineering Group, Inc. (a)	1,455	64,515
Kajima Corp.	3,000	14,225
Leighton Holdings Ltd.	549	9,446
Obayashi Corp.	2,000	13,662
OCI NV (a)	397	16,835
Quanta Services, Inc. (a)	1,690	48,638
Shimizu Corp.	1,000	7,129
Skanska AB - Class B	1,383	34,473
SNC-Lavalin Group, Inc.	1,805	56,803
Taisei Corp.	2,000	12,078
Vinci SA	410	24,271

		489,069

Company	Shares	U.S. $ Value
Electrical Equipment - 0.2%
ABB Ltd. (REG) (a)	1,353	$28,994
Alstom SA (a)	721	23,799
AMETEK, Inc.	1,054	56,010
Eaton Corp. PLC	948	67,317
Emerson Electric Co.	1,137	65,855
Foshan Electrical and Lighting Co., Ltd. - Class B	426,815	392,926
Fuji Electric Co., Ltd.	2,000	9,643
Legrand SA	450	24,836
Mabuchi Motor Co., Ltd.	200	10,144
Mitsubishi Electric Corp.	1,000	11,723
Nidec Corp.	100	6,754
Osram Licht AG	421	19,308
Prysmian SpA	1,235	24,709
Rockwell Automation, Inc.	557	65,191
Schneider Electric SE (Paris)	255	20,489
Sensata Technologies Holding NV (a)	1,223	65,724
Vestas Wind Systems A/S (a)	312	13,148

		906,570

Industrial Conglomerates - 0.1%
3M Co.	511	86,180
Danaher Corp.	938	81,869
General Electric Co.	3,482	90,497
Hutchison Whampoa Ltd.	1,000	13,667
Keihan Electric Railway Co., Ltd.	2,000	12,591
Keppel Corp., Ltd.	1,600	10,261
Koninklijke Philips NV	808	24,156
NWS Holdings Ltd.	6,000	10,825
Roper Industries, Inc.	464	77,753
Seibu Holdings, Inc.	400	10,215
SembCorp Industries Ltd.	3,300	10,230
Siemens AG	235	26,269
Smiths Group PLC	1,464	26,044
Toshiba Corp.	3,000	12,417

		492,974

Machinery - 0.9%
AGCO Corp.	1,117	55,560
Alfa Laval AB	1,540	30,900
Amada Co., Ltd.	1,100	10,399
Andritz AG	521	30,011
Atlas Copco AB - Class A	839	27,037
Atlas Copco AB - Class B	855	25,419
Caterpillar, Inc.	765	63,419
CNH Industrial NV	2,386	19,765
Cummins, Inc.	393	55,896
Deere & Co.	822	74,473
Dover Corp.	868	62,539
FANUC Corp.	100	19,209
Flowserve Corp.	944	58,651
GEA Group AG	574	28,367
Hino Motors Ltd.	700	10,672
Hitachi Construction Machinery Co., Ltd.	500	9,260
IHI Corp.	2,000	9,327
Illinois Tool Works, Inc.	918	90,754
IMI PLC	989	21,061
Ingersoll-Rand PLC	988	66,384
Joy Global, Inc.	1,003	44,453

Company	Shares	U.S. $ Value
JTEKT Corp.	700	$10,993
Kawasaki Heavy Industries Ltd.	2,000	9,496
Komatsu Ltd.	600	12,499
Kone Oyj - Class B	522	24,047
Kubota Corp.	1,000	16,301
Kurita Water Industries Ltd.	500	12,376
Makita Corp.	200	9,505
MAN SE	442	47,404
Melrose Industries PLC	10,404	48,069
Metso Oyj	488	15,700
Minebea Co. Ltd.	1,000	15,102
Mitsubishi Heavy Industries Ltd.	2,000	11,087
Nabtesco Corp.	400	10,749
NSK Ltd.	1,000	13,938
PACCAR, Inc.	1,052	67,381
Pall Corp.	787	79,337
Parker-Hannifin Corp.	500	61,345
Pentair PLC	1,068	70,990
Sandvik AB	2,481	27,808
Schindler Holding AG	217	35,819
Schindler Holding AG (REG)	161	26,152
SembCorp Marine Ltd.	4,600	10,071
Shang Gong Group Co., Ltd. (a)	707,145	509,649
Shanghai Diesel Engine Co., Ltd. - Class B	543,824	413,306
Shanghai Highly Group Co., Ltd.	634,968	395,525
Shanghai Shibei Hi-Tech Co., Ltd. - Class B	289,353	206,271
SKF AB - Class B	1,117	28,113
Snap-on, Inc.	540	79,504
SPX Corp.	598	53,300
Stanley Black & Decker, Inc.	736	72,378
Sulzer AG	195	23,737
Sumitomo Heavy Industries Ltd.	2,000	12,449
THK Co., Ltd.	400	9,627
Vallourec SA	610	14,349
Volvo AB - Class B	2,122	25,585
Wabtec Corp./DE	726	68,890
Wartsila Oyj Abp	505	22,884
Weir Group PLC (The)	724	18,983
Xylem, Inc./NY	1,619	57,798
Yangzijiang Shipbuilding Holdings Ltd.	11,200	10,069
Zardoya Otis SA	1,992	24,064

		3,496,206

Marine - 0.2%
AP Moeller - Maersk A/S - Class A	12	26,636
AP Moeller - Maersk A/S - Class B	9	20,690
Mitsui OSK Lines Ltd.	3,000	10,730
Nippon Yusen KK	4,000	12,012
Tianjin Marine Shipping Co., Ltd. - Class B (a)	1,234,572	640,743

		710,811

Professional Services - 0.2%
Adecco SA (a)	317	24,939
ALS Ltd.	2,509	11,169
Bureau Veritas SA	1,265	29,783
Capita PLC	1,625	29,755
Dun & Bradstreet Corp. (The)	539	71,407
Equifax, Inc.	964	90,009
Experian PLC	1,464	27,017

Company	Shares	U.S. $ Value
IHS, Inc. - Class A (a)	525	$61,703
Intertek Group PLC	629	24,524
Manpowergroup, Inc.	760	61,150
Nielsen NV (b)	1,513	68,403
Randstad Holding NV	416	24,433
Recruit Holdings Co., Ltd. (a)	400	12,533
Robert Half International, Inc.	1,220	75,591
Seek Ltd.	770	10,381
SGS SA	13	26,287
Towers Watson & Co. - Class A	602	79,163
Verisk Analytics, Inc. - Class A (a)	1,071	76,909

		805,156

Road & Rail - 0.5%
Asciano Ltd.	2,447	12,375
Aurizon Holdings Ltd.	3,177	11,729
Canadian National Railway Co.	1,005	69,420
Canadian Pacific Railway Ltd.	295	55,243
Central Japan Railway Co.	84	15,630
ComfortDelGro Corp., Ltd.	4,900	10,566
CSX Corp.	1,859	63,782
Dazhong Transportation Group Co., Ltd. - Class B	614,307	540,590
DSV A/S	850	27,484
East Japan Railway Co.	200	16,800
Hankyu Hanshin Holdings, Inc.	2,000	12,664
Hertz Global Holdings, Inc. (a)	1,585	36,566
JB Hunt Transport Services, Inc.	892	76,266
Kansas City Southern	529	61,279
Keikyu Corp.	1,000	8,150
Keio Corp.	1,000	8,319
Keisei Electric Railway Co., Ltd.	1,000	13,565
Kintetsu Corp.	3,000	11,647
MTR Corp., Ltd.	4,500	20,875
Nagoya Railroad Co., Ltd.	3,000	12,702
Nippon Express Co., Ltd.	2,000	11,190
Norfolk Southern Corp.	649	70,845
Odakyu Electric Railway Co., Ltd.	1,000	10,433
Shanghai Jinjiang International Industrial Investment Co., Ltd. - Class B	419,182	535,323
Tobu Railway Co., Ltd.	2,000	9,944
Tokyu Corp.	2,000	13,562
Union Pacific Corp.	568	68,308
West Japan Railway Co.	218	12,433

		1,817,690

Trading Companies & Distributors - 0.3%
Ashtead Group PLC	1,939	35,504
Brenntag AG	422	24,684
Bunzl PLC	1,444	42,186
Fastenal Co.	1,458	60,580
Finning International, Inc.	3,400	68,511
ITOCHU Corp.	1,100	12,319
Marubeni Corp.	2,100	12,912
Mitsubishi Corp.	500	9,992
Mitsui & Co., Ltd.	700	9,733
Noble Group Ltd.	13,000	9,259
Rexel SA	1,243	24,255
Shanghai Material Trading Co., Ltd. - Class B (a)	337,312	216,440

Company	Shares	U.S. $ Value
Shanghai Waigaoqiao Free Trade Zone Development Co., Ltd. - Class B	244,044	$491,993
Sumitomo Corp.	1,000	11,000
Toyota Tsusho Corp.	400	11,090
Travis Perkins PLC	993	30,850
United Rentals, Inc. (a)	699	65,049
Wolseley PLC	416	25,442
WW Grainger, Inc.	284	67,282

		1,229,081

Transportation Infrastructure - 0.2%
Abertis Infraestructuras SA	1,181	23,022
Aeroports de Paris	226	27,519
Atlantia SpA	890	23,428
Auckland International Airport Ltd.	3,238	10,643
Fraport AG Frankfurt Airport Services Worldwide	493	29,782
Groupe Eurotunnel SE	2,177	29,746
Hutchison Port Holdings Trust - Class U	14,700	10,212
Kamigumi Co., Ltd.	1,000	9,774
Mitsubishi Logistics Corp.	1,000	15,402
Shenzhen Chiwan Wharf Holdings Ltd. - Class B	246,207	493,950
Sydney Airport	4,474	18,025
Transurban Group	1,478	10,562

		702,065

		14,157,627

Consumer Discretionary - 3.3%
Auto Components - 0.3%
Aisin Seiki Co., Ltd.	400	14,746
Autoliv, Inc. (b)	483	54,338
BorgWarner, Inc.	834	51,258
Bridgestone Corp.	300	11,508
Cie Generale des Etablissements Michelin - Class B	371	35,618
Continental AG	144	34,366
Delphi Automotive PLC	748	58,972
Denso Corp.	300	14,112
Double Coin Holdings Ltd. - Class B (c) (d)	377,472	290,653
GKN PLC	6,877	38,661
Johnson Controls, Inc.	1,208	61,379
Koito Manufacturing Co., Ltd.	400	12,832
Magna International, Inc. (Toronto) - Class A	442	48,043
NGK Spark Plug Co., Ltd.	500	14,210
NHK Spring Co., Ltd.	1,500	15,597
NOK Corp.	500	14,651
Nokian Renkaat Oyj	786	23,239
Pirelli & C. SpA	2,474	37,884
Stanley Electric Co., Ltd.	600	14,210
Sumitomo Electric Industries Ltd.	900	11,692
Sumitomo Rubber Industries Ltd.	900	15,579
Toyoda Gosei Co., Ltd.	600	13,269
Toyota Industries Corp.	300	16,965
TRW Automotive Holdings Corp. (a)	267	27,832
Valeo SA	210	31,541
Weifu High-Technology Group Co., Ltd. - Class B	61,383	230,759
Yokohama Rubber Co., Ltd. (The)	1,000	10,181

		1,204,095

Company	Shares	U.S. $ Value
Automobiles - 0.2%
Bayerische Motoren Werke AG	274	$34,632
Bayerische Motoren Werke AG (Preference Shares)	423	40,912
Daihatsu Motor Co., Ltd.	1,000	14,311
Daimler AG	357	34,580
Fiat Chrysler Automobiles NV (a)	1,941	29,964
Ford Motor Co.	3,641	59,494
Fuji Heavy Industries Ltd.	400	13,637
General Motors Co.	1,545	57,644
Harley-Davidson, Inc.	860	54,670
Honda Motor Co., Ltd.	500	16,538
Isuzu Motors Ltd.	1,000	14,546
Mazda Motor Corp.	600	12,862
Mitsubishi Motors Corp.	1,500	13,276
Nissan Motor Co., Ltd.	1,900	20,017
Peugeot SA (a)	1,883	31,457
Porsche Automobil Holding SE (Preference Shares)	451	41,776
Renault SA	388	37,207
Suzuki Motor Corp.	300	9,493
Tesla Motors, Inc. (a) (b)	220	44,735
Toyota Motor Corp.	300	20,278
Volkswagen AG	144	35,689
Volkswagen AG (Preference Shares)	143	36,094
Yamaha Motor Co., Ltd.	600	14,923

		688,735

Distributors - 0.0%
Genuine Parts Co.	652	62,644
Jardine Cycle & Carriage Ltd.	400	12,524
LKQ Corp. (a)	1,405	34,528

		109,696

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc.	400	12,737
H&R Block, Inc.	1,420	48,493

		61,230

Hotels, Restaurants & Leisure - 0.6%
Accor SA	700	36,604
Carnival Corp.	1,127	49,577
Carnival PLC	754	33,942
Chipotle Mexican Grill, Inc. - Class A (a)	56	37,238
Compass Group PLC	2,891	51,266
Crown Resorts Ltd.	1,497	17,879
Darden Restaurants, Inc.	962	61,568
Flight Centre Travel Group Ltd.	574	18,468
Galaxy Entertainment Group Ltd.	2,000	10,113
Genting Singapore PLC	16,700	12,076
Hilton Worldwide Holdings, Inc. (a)	1,807	51,084
Huangshan Tourism Development Co., Ltd. - Class B	210,800	351,038
InterContinental Hotels Group PLC	918	37,451
Las Vegas Sands Corp.	743	42,277
Marriott International, Inc./MD - Class A	714	59,333
McDonald’s Corp.	896	88,614

Company	Shares	U.S. $ Value
McDonald’s Holdings Co. Japan Ltd.	600	$13,237
Merlin Entertainments PLC (e)	10,869	70,509
MGM China Holdings Ltd.	5,600	12,964
MGM Resorts International (a)	1,705	37,050
Norwegian Cruise Line Holdings Ltd. (a)	1,092	53,857
Oriental Land Co., Ltd./Japan	100	26,996
Restaurant Brands International, Inc.	1,260	55,698
Royal Caribbean Cruises Ltd.	567	43,330
Sands China Ltd.	2,400	10,922
Shanghai Jinjiang International Hotels Development Co., Ltd. - Class B	224,443	473,091
Shangri-La Asia Ltd.	10,000	13,476
SJM Holdings Ltd.	9,000	13,005
Sodexo SA	528	53,130
Starbucks Corp.	772	72,170
Starwood Hotels & Resorts Worldwide, Inc.	614	49,323
Tabcorp Holdings Ltd. (a)	5,398	21,207
Tatts Group Ltd.	4,487	13,950
TUI AG	2,128	38,530
Whitbread PLC	651	52,673
William Hill PLC	6,682	38,915
Wyndham Worldwide Corp.	643	58,822
Wynn Macau Ltd.	4,800	12,510
Wynn Resorts Ltd.	240	34,200
Yum! Brands, Inc.	746	60,508

		2,288,601

Household Durables - 0.3%
Casio Computer Co., Ltd.	800	14,030
DR Horton, Inc.	1,554	42,440
Electrolux AB - Class B	1,136	37,086
Garmin Ltd. (b)	887	44,022
Husqvarna AB - Class B	5,714	44,675
Iida Group Holdings Co., Ltd.	1,100	15,262
Jarden Corp. (a)	965	51,213
Konka Group Co., Ltd. - Class B	980,059	545,479
Leggett & Platt, Inc.	1,400	63,070
Lennar Corp. - Class A	896	44,988
Mohawk Industries, Inc. (a)	272	50,143
Newell Rubbermaid, Inc.	1,686	66,243
Nikon Corp.	1,000	12,959
Panasonic Corp.	1,100	13,759
Persimmon PLC (a)	1,554	42,197
PulteGroup, Inc.	2,011	45,368
Rinnai Corp.	200	14,076
Sekisui Chemical Co., Ltd.	1,000	12,829
Sekisui House Ltd.	1,500	20,199
Sharp Corp./Japan (a)	6,000	12,747
Sony Corp.	300	8,476
Techtronic Industries Co., Ltd.	4,000	13,811
Toll Brothers, Inc. (a)	1,224	46,891
Whirlpool Corp.	233	49,384

		1,311,347

Company	Shares	U.S. $ Value
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	138	$52,462
Expedia, Inc.	484	44,407
Liberty Interactive Corp. - Class A (a)	1,532	45,240
Netflix, Inc. (a)	78	37,043
Priceline Group, Inc. (The) (a)	48	59,399
Rakuten, Inc.	999	16,655
TripAdvisor, Inc. (a)	448	39,984

		295,190

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	600	10,910
Hasbro, Inc. (b)	1,019	63,499
Jinshan Development & Construction Co., Ltd. - Class B (a)	465,149	316,301
Mattel, Inc.	1,829	48,139
Polaris Industries, Inc.	358	54,892
Sankyo Co., Ltd.	300	11,323
Sega Sammy Holdings, Inc.	1,000	15,168
Shimano, Inc.	100	15,088
Yamaha Corp.	900	15,261

		550,581

Media - 0.6%
Altice SA (a)	287	28,616
Axel Springer SE	771	49,769
Cablevision Systems Corp. - Class A	2,068	38,837
CBS Corp. - Class B	811	47,930
Charter Communications, Inc. - Class A (a)	208	37,565
Comcast Corp. - Class A	946	56,173
Comcast Corp. - Special Class A	946	55,762
Dentsu, Inc.	300	13,089
DIRECTV (a)	1,129	100,029
Discovery Communications, Inc. - Class A (a)	1,439	46,480
Discovery Communications, Inc. - Class C (a)	1,484	45,277
DISH Network Corp. - Class A (a)	492	36,920
Eutelsat Communications SA	1,410	48,126
Hakuhodo DY Holdings, Inc.	1,300	14,391
Interpublic Group of Cos., Inc. (The)	2,216	49,417
ITV PLC	8,985	31,216
JCDecaux SA	1,178	43,522
Kabel Deutschland Holding AG (a)	275	38,194
Lagardere SCA	1,325	38,016
Liberty Global PLC - Class A (a)	905	48,924
Liberty Global PLC - Series C (a)	1,486	77,525
Liberty Media Corp. - Class A (a)	1,583	61,048
Liberty Media Corp. - Class C (a)	1,346	51,956
News Corp. - Class A (a)	3,359	58,027
Numericable-SFR (a)	710	44,017
Omnicom Group, Inc.	895	71,188
Pearson PLC	2,157	47,191
ProSiebenSat.1 Media AG	937	45,979
Publicis Groupe SA	560	45,618
REA Group Ltd.	348	13,302
Reed Elsevier NV	2,015	49,962
Reed Elsevier PLC	2,677	46,094
RTL Group SA (London) (a)	357	35,323

Company	Shares	U.S. $ Value
RTL Group SA (Germany) (a)	30	$2,964
Scripps Networks Interactive, Inc. - Class A	775	56,032
SES SA	1,005	34,591
Shaw Communications, Inc. - Class B	2,788	64,676
Singapore Press Holdings Ltd.	4,400	13,188
Sirius XM Holdings, Inc. (a)	13,191	51,313
Sky PLC	2,569	39,441
Telenet Group Holding NV (a)	695	39,789
Thomson Reuters Corp.	1,784	70,013
Time Warner Cable, Inc. - Class A	662	101,981
Time Warner, Inc.	675	55,255
Toho Co., Ltd./Tokyo	600	14,577
Twenty-First Century Fox, Inc. - Class A	1,515	53,025
Twenty-First Century Fox, Inc. - Class B	1,528	52,013
Viacom, Inc. - Class B	798	55,812
Walt Disney Co. (The)	676	70,358
Wolters Kluwer NV	1,593	51,587
WPP PLC	1,756	41,488

		2,383,586

Multiline Retail - 0.2%
Canadian Tire Corp., Ltd. - Class A	511	53,843
Dollar General Corp. (a)	708	51,415
Dollar Tree, Inc. (a)	743	59,202
Dollarama, Inc.	996	49,812
Don Quijote Holdings Co., Ltd.	200	15,563
Family Dollar Stores, Inc.	213	16,772
Harvey Norman Holdings Ltd.	5,070	17,500
Isetan Mitsukoshi Holdings Ltd.	900	13,766
J Front Retailing Co., Ltd.	1,000	14,340
Kohl’s Corp.	849	62,656
Macy’s, Inc.	783	49,893
Marks & Spencer Group PLC	5,081	39,487
Marui Group Co., Ltd.	1,300	15,297
Next PLC	349	40,342
Nordstrom, Inc.	706	56,784
Takashimaya Co., Ltd.	1,000	9,355
Target Corp.	795	61,080

		627,107

Specialty Retail - 0.4%
ABC-Mart, Inc.	300	16,826
Advance Auto Parts, Inc.	320	49,578
AutoNation, Inc. (a)	755	46,432
AutoZone, Inc. (a)	112	71,980
Bed Bath & Beyond, Inc. (a)	698	52,113
Best Buy Co., Inc.	968	36,881
CarMax, Inc. (a)	643	43,152
Dick’s Sporting Goods, Inc.	787	42,569
Dixons Carphone PLC	6,707	45,491
Foot Locker, Inc.	814	45,722
GameStop Corp. - Class A (b)	687	25,398
Gap, Inc. (The)	1,162	48,339
Hennes & Mauritz AB - Class B	1,251	54,545
Hikari Tsushin, Inc.	200	12,998
Home Depot, Inc. (The)	548	62,883
Inditex SA	1,228	38,516

Company	Shares	U.S. $ Value
Kingfisher PLC	8,612	$48,560
L Brands, Inc.	621	57,045
Lowe’s Cos., Inc.	808	59,865
Nitori Holdings Co., Ltd.	200	13,249
O’Reilly Automotive, Inc. (a)	275	57,236
PetSmart, Inc.	220	18,240
Ross Stores, Inc.	601	63,592
Sanrio Co., Ltd.	500	14,676
Shimamura Co., Ltd.	100	9,697
Signet Jewelers Ltd.	391	46,873
Sports Direct International PLC (a)	2,692	28,605
Staples, Inc.	1,688	28,299
Tiffany & Co.	533	47,021
TJX Cos., Inc. (The)	892	61,227
Tractor Supply Co.	601	52,960
Ulta Salon Cosmetics & Fragrance, Inc. (a)	263	37,020
Urban Outfitters, Inc. (a)	1,181	46,012
USS Co., Ltd.	800	14,152
Yamada Denki Co., Ltd.	3,100	13,459

		1,411,211

Textiles, Apparel & Luxury Goods - 0.5%
Adidas AG	532	41,376
Asics Corp.	600	15,757
Burberry Group PLC	1,475	42,518
Christian Dior SA	224	43,329
Cie Financiere Richemont SA	443	39,034
Coach, Inc.	1,167	50,823
Fossil Group, Inc. (a)	377	32,426
Gildan Activewear, Inc.	485	29,497
Hanesbrands, Inc.	469	59,816
Hermes International	148	47,679
HUGO BOSS AG	357	45,947
Kering	183	37,219
Lao Feng Xiang Co., Ltd. - Class B	156,703	504,057
Li & Fung Ltd.	18,000	18,451
Lululemon Athletica, Inc. (a)	585	40,037
Luthai Textile Co., Ltd. - Class B	63,280	86,486
Luxottica Group SpA	803	49,542
LVMH Moet Hennessy Louis Vuitton SA	195	35,655
Michael Kors Holdings Ltd. (a)	664	44,760
NIKE, Inc. - Class B	644	62,545
Pandora A/S	475	43,316
PVH Corp.	392	41,760
Ralph Lauren Corp.	337	46,307
Shanghai Haixin Group Co. - Class B (a)	791,737	496,419
Swatch Group AG (The)	87	39,712
Swatch Group AG (The) (REG)	463	40,740
Under Armour, Inc. - Class A (a)	552	42,510
VF Corp.	908	69,607
Yue Yuen Industrial Holdings Ltd.	3,500	13,589

		2,160,914

		13,092,293

Company	Shares	U.S. $ Value
Consumer Staples - 3.0%
Beverages - 0.7%
Anheuser-Busch InBev NV	459	$58,229
Anhui Gujing Distillery Co., Ltd. - Class B	171,226	516,605
Asahi Group Holdings Ltd.	1,000	30,938
Brown-Forman Corp. - Class B	1,921	176,137
Carlsberg A/S - Class B	564	48,216
Coca-Cola Amatil Ltd.	6,537	53,106
Coca-Cola Co. (The)	4,098	177,443
Coca-Cola Enterprises, Inc.	2,837	131,069
Coca-Cola HBC AG (a)	3,515	62,954
Constellation Brands, Inc. - Class A (a)	1,195	137,090
Diageo PLC	2,417	72,146
Dr Pepper Snapple Group, Inc.	1,872	147,495
Heineken Holding NV	878	60,969
Heineken NV	836	65,189
Kirin Holdings Co., Ltd.	1,900	24,850
Molson Coors Brewing Co. - Class B	1,350	102,452
Monster Beverage Corp. (a)	773	109,086
PepsiCo, Inc.	1,895	187,567
Pernod Ricard SA	537	63,540
Remy Cointreau SA	793	58,169
SABMiller PLC (London)	986	55,811
Suntory Beverage & Food Ltd.	1,000	37,518
Treasury Wine Estates Ltd.	1,552	6,571
Yantai Changyu Pioneer Wine Co., Ltd. - Class B	154,514	529,946

		2,913,096

Food & Staples Retailing - 0.7%
Aeon Co., Ltd.	3,800	40,699
Alimentation Couche-Tard, Inc. - Class B	3,176	122,558
Carrefour SA	1,386	45,799
Casino Guichard Perrachon SA	583	54,783
Colruyt SA	1,563	73,084
Costco Wholesale Corp.	1,148	168,710
CVS Health Corp.	1,647	171,074
Delhaize Group SA	584	52,435
Distribuidora Internacional de Alimentacion SA	6,453	49,005
Empire Co., Ltd. - Class A	1,615	119,294
FamilyMart Co., Ltd.	1,000	45,176
George Weston Ltd.	1,497	126,995
ICA Gruppen AB	1,906	68,023
J Sainsbury PLC	9,228	38,635
Jeronimo Martins SGPS SA	4,984	58,837
Koninklijke Ahold NV	3,246	60,831
Kroger Co. (The)	2,214	157,526
Lawson, Inc.	700	45,788
Loblaw Cos., Ltd.	2,398	122,365
Metcash Ltd.	23,657	28,991
Metro AG	1,417	47,400
Metro, Inc.	4,371	121,399
Safeway CASA LEY CVR	620	30
Safeway PDC, LLC CVR	620	629
Seven & I Holdings Co., Ltd.	1,200	45,885
Sysco Corp.	2,967	115,683
Tesco PLC	11,523	43,620
Wal-Mart Stores, Inc.	2,059	172,812
Walgreens Boots Alliance, Inc.	2,069	171,893
Wesfarmers Ltd.	1,662	56,877
Whole Foods Market, Inc.	1,924	108,687
WM Morrison Supermarkets PLC	13,206	39,811

Company	Shares	U.S. $ Value
Woolworths Ltd.	1,908	$45,663

		2,620,997

Food Products - 1.0%
Ajinomoto Co., Inc.	1,000	19,258
Archer-Daniels-Midland Co.	2,649	126,834
Aryzta AG (a)	775	61,990
Associated British Foods PLC	1,533	73,699
Barry Callebaut AG (a)	58	60,155
Bunge Ltd.	1,519	124,224
Calbee, Inc.	1,000	37,830
Campbell Soup Co.	3,294	153,467
Chocoladefabriken Lindt & Sprungli AG	15	82,481
Chocoladefabriken Lindt & Sprungli AG (REG)	1	65,139
ConAgra Foods, Inc.	4,216	147,476
Danone SA	899	62,591
General Mills, Inc.	3,291	177,023
Golden Agri-Resources Ltd.	114,400	33,874
Hershey Co. (The)	1,587	164,699
Hormel Foods Corp.	2,658	155,520
JM Smucker Co. (The)	1,474	170,026
Kellogg Co.	2,272	146,498
Kerry Group PLC - Class A	789	57,346
Keurig Green Mountain, Inc.	589	75,145
Kikkoman Corp.	1,000	28,994
Kraft Foods Group, Inc.	1,881	120,497
McCormick & Co., Inc./MD	2,455	185,058
Mead Johnson Nutrition Co. - Class A	1,095	114,712
MEIJI Holdings Co., Ltd.	300	35,842
Mondelez International, Inc. - Class A	3,946	145,745
Nestle SA	913	71,354
NH Foods Ltd	2,000	45,672
Nisshin Seifun Group, Inc.	2,800	33,421
Nissin Foods Holdings Co., Ltd.	700	34,744
Orkla ASA	7,470	58,602
Saputo, Inc.	4,117	119,614
Shanghai Dajiang Food Group Co., Ltd. - Class B (a)	1,052,087	430,784
Tate & Lyle PLC	6,388	58,470
Toyo Suisan Kaisha Ltd.	1,100	39,361
Tyson Foods, Inc. - Class A	2,911	120,253
Unilever NV	1,457	63,319
Unilever PLC	1,571	69,292
WH Group Ltd. (a) (e)	64,500	35,918
Wilmar International Ltd.	15,000	35,577
Yakult Honsha Co., Ltd.	600	38,126
Yamazaki Baking Co., Ltd.	3,000	49,912

		3,930,542

Household Products - 0.3%
Church & Dwight Co., Inc.	2,164	184,243
Clorox Co. (The)	1,553	168,718
Colgate-Palmolive Co.	2,632	186,398
Energizer Holdings, Inc.	1,018	136,239
Henkel AG & Co. KGaA	563	59,197
Henkel AG & Co. KGaA (Preference Shares)	518	61,323
Kimberly-Clark Corp.	1,760	193,002
Procter & Gamble Co. (The)	2,399	204,227
Reckitt Benckiser Group PLC	800	72,210

Company	Shares	U.S. $ Value
Svenska Cellulosa AB SCA - Class B	3,043	$75,580
Unicharm Corp.	1,500	41,529

		1,382,666

Personal Products - 0.1%
Avon Products, Inc.	4,373	37,214
Beiersdorf AG	765	66,389
Estee Lauder Cos., Inc. (The) - Class A	2,017	166,745
Herbalife Ltd. (a) (b)	699	21,676
Kao Corp.	600	26,827
L’Oreal SA	314	56,910
Shiseido Co., Ltd.	2,400	41,970

		417,731

Tobacco - 0.2%
Altria Group, Inc.	3,023	170,165
British American Tobacco PLC	1,190	69,379
Imperial Tobacco Group PLC	1,410	69,390
Japan Tobacco, Inc.	1,399	44,161
Lorillard, Inc.	851	58,225
Philip Morris International, Inc.	2,281	189,232
Reynolds American, Inc.	2,122	160,466
Swedish Match AB	2,144	67,528

		828,546

		12,093,578

Financials - 3.0%
Banks - 0.7%
Aozora Bank Ltd.	6,000	21,629
Australia & New Zealand Banking Group Ltd.	1,022	28,195
Banca Monte dei Paschi di Siena SpA (a)	16,466	11,369
Banco Bilbao Vizcaya Argentaria SA	2,080	20,808
Banco Comercial Portugues SA (a)	296,201	27,470
Banco de Sabadell SA	6,088	16,671
Banco Espirito Santo SA (a) (c) (d)	17,161	0	^
Banco Popolare SC (a)	949	14,610
Banco Popular Espanol SA	3,280	15,048
Banco Santander SA	2,696	19,712
Bank of America Corp.	2,741	43,335
Bank of East Asia Ltd.	7,200	29,495
Bank of Ireland (a)	45,064	17,111
Bank of Kyoto Ltd. (The)	2,000	19,599
Bank of Montreal	693	42,940
Bank of Nova Scotia (The)	802	42,862
Bank of Queensland Ltd.	2,572	27,998
Bank of Yokohama Ltd. (The)	4,000	24,810
Bankia SA (a)	8,711	12,615
Bankinter SA	2,223	17,327
Barclays PLC	4,911	19,447
BB&T Corp.	1,350	51,368
Bendigo & Adelaide Bank Ltd.	2,324	23,265
BNP Paribas SA	359	20,865
BOC Hong Kong Holdings Ltd.	7,000	24,630
CaixaBank SA	3,788	17,545
Canadian Imperial Bank of Commerce/Canada	508	38,877
Chiba Bank Ltd. (The)	3,000	22,609
Chugoku Bank Ltd. (The)	1,500	23,098

Company	Shares	U.S. $ Value
CIT Group, Inc.	985	$45,556
Citigroup, Inc.	883	46,287
Comerica, Inc.	824	37,723
Commerzbank AG (a)	1,303	17,564
Commonwealth Bank of Australia	431	30,919
Credit Agricole SA	1,425	19,993
Danske Bank A/S	829	21,938
DBS Group Holdings Ltd.	1,500	21,508
DnB ASA	1,347	21,906
Erste Group Bank AG	686	17,950
Fifth Third Bancorp	2,299	44,509
First Republic Bank/CA	856	48,792
Fukuoka Financial Group, Inc.	4,000	21,468
Gunma Bank Ltd. (The)	3,000	21,466
Hachijuni Bank Ltd. (The)	3,000	22,457
Hang Seng Bank Ltd.	2,000	36,393
Hiroshima Bank Ltd. (The)	4,000	22,002
Hokuhoku Financial Group, Inc.	10,000	23,675
HSBC Holdings PLC	3,177	28,320
Huntington Bancshares, Inc./OH	4,339	47,469
ING Groep NV (a)	1,427	21,167
Intesa Sanpaolo SpA	5,020	16,751
Intesa Sanpaolo SpA - RSP	7,144	21,574
Iyo Bank Ltd. (The)	1,800	22,450
Joyo Bank Ltd. (The)	4,000	21,485
JPMorgan Chase & Co.	794	48,656
KBC Groep NV (a)	366	22,153
KeyCorp	3,145	43,810
Lloyds Banking Group PLC (a)	21,753	26,498
M&T Bank Corp.	421	50,941
Mitsubishi UFJ Financial Group, Inc.	3,100	20,190
Mizuho Financial Group, Inc.	16,500	30,405
National Australia Bank Ltd.	1,003	29,676
National Bank of Canada	1,209	46,528
Natixis SA	2,666	19,265
Nordea Bank AB	2,033	27,410
Oversea-Chinese Banking Corp., Ltd.	2,719	20,884
PNC Financial Services Group, Inc. (The)	583	53,613
Raiffeisen Bank International AG	572	8,629
Regions Financial Corp.	4,100	39,401
Resona Holdings, Inc.	4,000	22,483
Royal Bank of Canada	582	36,458
Royal Bank of Scotland Group PLC (a)	3,391	19,166
Seven Bank Ltd.	4,600	22,307
Shinsei Bank Ltd.	12,000	23,078
Shizuoka Bank Ltd. (The)	2,000	20,516
Skandinaviska Enskilda Banken AB - Class A	2,326	29,347
Societe Generale SA	410	18,891
Standard Chartered PLC	1,260	19,244
Sumitomo Mitsui Financial Group, Inc.	700	27,891
Sumitomo Mitsui Trust Holdings, Inc.	5,000	20,773
SunTrust Banks, Inc.	1,167	47,847
Suruga Bank Ltd.	1,100	23,142
Svenska Handelsbanken AB - Class A	663	33,371
Swedbank AB - Class A	1,245	32,406
Toronto-Dominion Bank (The)	1,060	46,467
UniCredit SpA	2,317	15,408
Unione di Banche Italiane SCpA	1,858	14,562
United Overseas Bank Ltd.	1,200	20,297

Company	Shares	U.S. $ Value
US Bancorp/MN	1,182	$52,729
Wells Fargo & Co.	945	51,777
Westpac Banking Corp.	961	28,585
Yamaguchi Financial Group, Inc.	2,000	23,567

		2,535,001

Capital Markets - 0.3%
3i Group PLC	3,503	26,612
Aberdeen Asset Management PLC	4,545	32,801
Affiliated Managers Group, Inc. (a)	181	39,172
Ameriprise Financial, Inc.	346	46,236
Bank of New York Mellon Corp. (The)	1,269	49,669
BlackRock, Inc. - Class A	128	47,542
Charles Schwab Corp. (The)	1,242	36,440
CI Financial Corp.	1,695	47,619
Credit Suisse Group AG (a)	999	24,368
Daiwa Securities Group, Inc.	3,000	24,261
Deutsche Bank AG (REG)	684	22,477
Eaton Vance Corp.	873	36,753
Franklin Resources, Inc.	741	39,888
Goldman Sachs Group, Inc. (The)	265	50,294
Hargreaves Lansdown PLC	1,217	21,161
ICAP PLC	3,089	25,478
IGM Financial, Inc.	1,246	44,145
Invesco Ltd.	1,025	41,277
Investec PLC	2,454	21,845
Julius Baer Group Ltd. (a)	440	20,330
Legg Mason, Inc.	693	39,688
Macquarie Group Ltd.	480	27,281
Morgan Stanley	1,148	41,087
Nomura Holdings, Inc.	3,200	19,723
Northern Trust Corp.	682	47,624
Partners Group Holding AG	85	26,112
Raymond James Financial, Inc.	815	46,561
SBI Holdings, Inc./Japan	1,300	16,233
Schroders PLC	601	28,439
SEI Investments Co.	1,195	51,433
State Street Corp.	616	45,861
T Rowe Price Group, Inc.	613	50,634
TD Ameritrade Holding Corp.	1,220	44,249
UBS Group AG (a)	1,253	22,015

		1,205,308

Consumer Finance - 0.1%
Acom Co., Ltd. (a)	7,200	23,158
AEON Financial Service Co., Ltd.	1,200	27,569
Ally Financial, Inc. (a)	2,295	47,690
American Express Co.	610	49,770
Capital One Financial Corp.	682	53,680
Credit Saison Co., Ltd.	600	11,437
Discover Financial Services	828	50,491
Navient Corp.	2,136	45,710
Synchrony Financial (a)	1,447	46,232

		355,737

Company	Shares	U.S. $ Value
Diversified Financial Services - 0.2%
ASX Ltd.	1,022	$35,219
Berkshire Hathaway, Inc. - Class B (a)	402	59,259
CME Group, Inc./IL - Class A	526	50,459
Deutsche Boerse AG	337	27,477
Eurazeo SA	265	19,512
Exor SpA	559	24,873
First Pacific Co., Ltd./Hong Kong	20,000	20,320
Friends Life Group Ltd.	3,453	21,880
Groupe Bruxelles Lambert SA	368	32,154
Hong Kong Exchanges and Clearing Ltd.	1,100	25,404
Industrivarden AB - Class C	1,834	35,254
Intercontinental Exchange, Inc.	187	44,012
Investment AB Kinnevik - Class B	667	22,427
Investor AB - Class B	866	34,398
Japan Exchange Group, Inc.	900	25,393
Leucadia National Corp.	1,480	35,120
London Stock Exchange Group PLC	736	28,112
McGraw Hill Financial, Inc.	526	54,231
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,900	23,699
Moody’s Corp.	470	45,562
NASDAQ OMX Group, Inc. (The)	1,024	51,364
Onex Corp.	785	44,314
ORIX Corp.	1,400	19,907
Pargesa Holding SA	418	31,462
Singapore Exchange Ltd.	3,600	21,610
Voya Financial, Inc.	1,119	49,449
Wendel SA	264	32,094

		914,965

Insurance - 0.7%
ACE Ltd.	545	62,136
Admiral Group PLC	975	22,167
Aegon NV	3,111	24,066
Aflac, Inc.	1,009	62,810
Ageas	766	27,558
AIA Group Ltd.	4,000	23,472
Alleghany Corp. (a)	141	66,628
Allianz SE	162	27,127
Allstate Corp. (The)	815	57,539
American International Group, Inc.	912	50,461
AMP Ltd.	4,045	21,139
Aon PLC	478	47,972
Arch Capital Group Ltd. (a)	1,007	59,574
Assicurazioni Generali SpA	1,182	24,349
Assurant, Inc.	747	45,769
Aviva PLC	3,036	25,134
Axis Capital Holdings Ltd.	863	44,729
Baloise Holding AG	201	26,152
Chubb Corp. (The)	625	62,781
Cincinnati Financial Corp.	1,066	56,242
CNP Assurances	1,538	25,465
Dai-ichi Life Insurance Co., Ltd. (The)	1,200	18,185
Delta Lloyd NV	1,233	22,360
Direct Line Insurance Group PLC	5,880	29,649
Everest Re Group Ltd.	360	63,875
Fairfax Financial Holdings Ltd.	87	45,654
FNF Group	1,256	46,120
Genworth Financial, Inc. - Class A (a)	2,079	16,112
Gjensidige Forsikring ASA	1,520	26,488
Great-West Lifeco, Inc.	1,705	48,091

Company	Shares	U.S. $ Value
Hannover Rueck SE	329	$31,744
Hartford Financial Services Group, Inc. (The)	1,028	42,107
Industrial Alliance Insurance & Financial Services, Inc.	1,403	47,642
Insurance Australia Group Ltd.	4,873	23,202
Intact Financial Corp.	653	46,986
Legal & General Group PLC	6,434	27,689
Lincoln National Corp.	685	39,483
Loews Corp.	1,427	58,521
Manulife Financial Corp.	2,126	37,024
Mapfre SA	6,779	23,754
Marsh & McLennan Cos., Inc.	958	54,501
Medibank Pvt Ltd. (a)	12,840	25,677
MetLife, Inc.	834	42,392
MS&AD Insurance Group Holdings, Inc.	700	19,353
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	137	28,436
NN Group NV (a)	1,024	29,254
Old Mutual PLC	6,375	22,105
PartnerRe Ltd.	105	12,023
Power Corp. of Canada	1,787	48,202
Power Financial Corp.	1,590	47,391
Principal Financial Group, Inc.	835	42,727
Progressive Corp. (The)	2,289	61,002
Prudential Financial, Inc.	528	42,689
Prudential PLC	1,013	25,423
QBE Insurance Group Ltd.	1,959	19,841
RenaissanceRe Holdings Ltd.	599	61,416
RSA Insurance Group PLC (a)	3,393	22,427
Sampo Oyj - Class A	549	27,711
SCOR SE	962	31,669
Sompo Japan Nipponkoa Holdings, Inc.	500	15,589
Sony Financial Holdings, Inc.	1,472	22,314
Standard Life PLC	3,667	24,049
Sun Life Financial, Inc.	1,058	32,584
Suncorp Group Ltd.	2,221	24,248
Swiss Life Holding AG (a)	103	24,458
Swiss Re AG	319	29,323
T&D Holdings, Inc.	1,450	18,842
Tokio Marine Holdings, Inc.	400	14,572
Torchmark Corp.	1,057	56,285
Travelers Cos., Inc. (The)	576	61,885
Tryg A/S	246	30,601
UnipolSai SpA	7,942	23,408
Unum Group	1,265	42,453
Vienna Insurance Group AG Wiener Versicherung Gruppe	654	28,889
Willis Group Holdings PLC	1,139	54,353
WR Berkley Corp.	815	40,677
XL Group PLC	1,646	59,585
Zurich Insurance Group AG (a)	83	26,544

		2,852,854

Real Estate - 0.0%
Realogy Holdings Corp. (a)	678	31,188

Real Estate Investment Trusts (REITs) - 0.6%
American Capital Agency Corp.	2,508	53,759
American Realty Capital Properties, Inc.	4,725	46,352

Company	Shares	U.S. $ Value
American Tower Corp.	534	$52,941
Annaly Capital Management, Inc.	4,398	46,707
Ascendas Real Estate Investment Trust	11,400	20,661
AvalonBay Communities, Inc.	331	55,721
Boston Properties, Inc.	426	58,537
British Land Co. PLC (The)	2,409	30,756
Camden Property Trust	687	50,007
CapitaCommercial Trust	15,800	20,462
CapitaMall Trust	13,400	20,753
Crown Castle International Corp.	689	59,468
Dexus Property Group	3,473	21,386
Digital Realty Trust, Inc.	647	42,948
Duke Realty Corp.	2,530	54,041
Equity Residential	651	50,147
Essex Property Trust, Inc.	198	44,041
Federal Realty Investment Trust	354	50,279
Federation Centres	9,042	21,020
Fonciere Des Regions	293	30,260
Gecina SA	252	33,080
General Growth Properties, Inc.	1,128	32,723
Goodman Group	4,254	20,710
GPT Group (The)	8,096	29,709
H&R Real Estate Investment Trust	2,305	44,584
Hammerson PLC	3,176	33,087
HCP, Inc.	1,207	51,128
Health Care REIT, Inc.	708	54,594
Host Hotels & Resorts, Inc.	1,852	38,892
ICADE	318	28,476
Intu Properties PLC	3,850	20,976
Iron Mountain, Inc.	1,121	41,197
Japan Prime Realty Investment Corp.	9	32,406
Japan Real Estate Investment Corp.	6	29,978
Japan Retail Fund Investment Corp.	12	25,789
Kimco Realty Corp.	1,872	49,196
Klepierre	727	35,502
Land Securities Group PLC	1,694	32,783
Liberty Property Trust	939	34,950
Link REIT (The)	3,000	19,129
Macerich Co. (The)	496	41,490
Mirvac Group	13,492	21,891
Nippon Building Fund, Inc.	6	30,177
Nippon Prologis REIT, Inc.	9	20,826
Novion Property Group	5,239	10,082
Plum Creek Timber Co., Inc.	1,702	73,935
Prologis, Inc.	1,169	49,928
Public Storage	284	56,010
Rayonier, Inc.	1,643	45,035
Realty Income Corp. (b)	908	45,454
Regency Centers Corp.	793	52,045
RioCan Real Estate Investment Trust (Toronto)	1,932	45,236
Scentre Group	7,346	22,130
Segro PLC	3,384	22,460
Simon Property Group, Inc.	280	53,301
SL Green Realty Corp.	396	50,264
Stockland	8,090	29,612
Suntec Real Estate Investment Trust	14,900	21,333
UDR, Inc.	1,717	54,841
Unibail-Rodamco SE	83	23,878
United Urban Investment Corp.	13	21,178
Ventas, Inc.	694	51,682

Company	Shares	U.S. $ Value
Vornado Realty Trust	495	$54,470
Westfield Corp.	2,902	22,224
Weyerhaeuser Co.	1,364	47,890

		2,486,507

Real Estate Management & Development - 0.4%
Aeon Mall Co., Ltd.	1,200	23,293
Brookfield Asset Management, Inc. - Class A	895	48,577
CapitaLand Ltd.	8,100	21,325
CBRE Group, Inc. - Class A (a)	1,082	37,069
Cheung Kong Holdings Ltd.	1,000	19,794
City Developments Ltd.	2,800	20,996
Daito Trust Construction Co., Ltd.	200	21,680
Daiwa House Industry Co., Ltd.	800	15,767
Deutsche Annington Immobilien SE	750	28,925
Deutsche Wohnen AG	1,181	32,527
First Capital Realty, Inc.	2,886	45,341
Global Logistic Properties Ltd.	11,000	20,890
Hang Lung Properties Ltd.	7,000	19,806
Henderson Land Development Co., Ltd.	3,430	23,376
Hulic Co., Ltd.	2,200	24,085
Hysan Development Co., Ltd.	4,000	19,184
IMMOFINANZ AG (a)	9,148	27,835
Keppel Land Ltd.	6,300	21,018
Kerry Properties Ltd.	6,000	19,990
Lend Lease Group	1,717	23,235
Mitsubishi Estate Co., Ltd.	1,000	23,365
Mitsui Fudosan Co., Ltd.	1,000	27,480
New World Development Co., Ltd.	18,000	21,124
Nomura Real Estate Holdings, Inc.	1,300	23,014
NTT Urban Development Corp.	2,200	22,608
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class B	260,980	632,774
Sino Land Co., Ltd.	12,000	19,603
Sumitomo Realty & Development Co., Ltd.	1,000	34,455
Sun Hung Kai Properties Ltd.	2,000	31,262
Swire Pacific Ltd. - Class A	2,000	27,265
Swire Properties Ltd.	6,600	21,818
Swiss Prime Site AG (a)	637	58,049
Tokyo Tatemono Co., Ltd.	3,000	22,284
Tokyu Fudosan Holdings Corp.	3,400	23,309
UOL Group Ltd.	3,928	22,599
Wharf Holdings Ltd. (The)	3,000	21,871
Wheelock & Co., Ltd.	4,000	21,423

		1,569,016

Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	1,217	11,878
New York Community Bancorp, Inc.	3,650	60,627
People’s United Financial, Inc.	3,349	50,670

		123,175

		12,073,751

Information Technology - 3.0%
Communications Equipment - 0.4%
Alcatel-Lucent (a)	10,750	42,134
Cisco Systems, Inc.	3,004	88,648

Company	Shares	U.S. $ Value
Eastern Communications Co., Ltd. - Class B	689,728	$415,216
F5 Networks, Inc. (a)	604	71,341
Harris Corp.	1,200	93,216
Juniper Networks, Inc.	2,863	68,454
Motorola Solutions, Inc.	1,408	95,660
Nokia Oyj	7,270	58,423
Palo Alto Networks, Inc. (a)	563	80,070
QUALCOMM, Inc.	1,116	80,921
Shanghai Potevio Co., Ltd. - Class B (a)	284,286	254,436
Telefonaktiebolaget LM Ericsson - Class B	6,264	80,894

		1,429,413

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. - Class A	1,678	94,740
Arrow Electronics, Inc. (a)	1,202	74,476
Avnet, Inc.	1,664	76,228
Citizen Holdings Co., Ltd.	2,300	17,534
Corning, Inc.	3,086	75,298
Dongxu Optoelectronic Technology Co., Ltd. - Class B (a)	755,364	578,517
Flextronics International Ltd. (a)	5,952	72,495
FLIR Systems, Inc.	2,280	73,598
Hamamatsu Photonics KK	400	22,298
Hexagon AB - Class B	2,063	74,510
Hirose Electric Co., Ltd.	200	26,303
Hitachi High-Technologies Corp.	600	18,575
Hitachi Ltd.	3,000	20,540
Hoya Corp.	500	20,186
Ibiden Co., Ltd.	1,200	20,192
INESA Electron Co., Ltd. - Class B (a)	752,880	437,423
Japan Display, Inc. (a)	5,200	21,256
Kyocera Corp.	300	15,179
Murata Manufacturing Co., Ltd.	200	24,690
Nippon Electric Glass Co., Ltd.	4,000	20,002
Omron Corp.	500	22,114
Shenzhen SEG Co., Ltd. - Class B (a)	989,814	524,528
Shimadzu Corp.	2,000	21,642
TDK Corp.	200	14,106
TE Connectivity Ltd.	1,267	91,389
Trimble Navigation Ltd. (a)	1,976	51,653
Yaskawa Electric Corp.	1,400	19,568
Yokogawa Electric Corp.	1,800	19,129

		2,548,169

Internet Software & Services - 0.2%
Akamai Technologies, Inc. (a)	937	65,131
eBay, Inc. (a)	1,605	92,946
Equinix, Inc.	264	59,182
Facebook, Inc. - Class A (a)	937	73,995
Google, Inc. - Class A (a)	163	91,709
Google, Inc. - Class C (a)	131	73,150
Kakaku.com, Inc.	1,300	21,565
LinkedIn Corp. - Class A (a)	195	52,104
Mixi, Inc.	500	18,337
Rackspace Hosting, Inc. (a)	1,113	55,283

Company	Shares	U.S. $ Value
Twitter, Inc. (a)	1,748	$84,044
United Internet AG	1,282	57,489
VeriSign, Inc. (a) (b)	1,321	84,570
Yahoo Japan Corp.	5,300	21,289
Yahoo!, Inc. (a)	1,547	68,501

		919,295

IT Services - 0.6%
Accenture PLC - Class A	1,082	97,412
Alliance Data Systems Corp. (a)	242	67,399
Amadeus IT Holding SA - Class A	1,765	72,641
AtoS	762	54,159
Automatic Data Processing, Inc.	1,162	103,232
Cap Gemini SA	717	57,879
CGI Group, Inc. - Class A (a)	1,370	57,327
Cognizant Technology Solutions Corp. - Class A (a)	1,211	75,669
Computer Sciences Corp.	893	63,332
Computershare Ltd.	2,389	23,449
Fidelity National Information Services, Inc.	1,674	113,146
Fiserv, Inc. (a)	1,370	106,956
FleetCor Technologies, Inc. (a)	382	58,610
Fujitsu Ltd.	3,000	18,098
International Business Machines Corp.	616	99,755
Itochu Techno-Solutions Corp.	500	19,617
MasterCard, Inc. - Class A	1,037	93,465
Nomura Research Institute Ltd.	600	20,990
NTT Data Corp.	300	12,386
Otsuka Corp.	500	19,818
Paychex, Inc.	2,269	113,076
Shanghai Baosight Software Co., Ltd.	195,421	709,836
Teradata Corp. (a) (b)	1,299	57,831
Total System Services, Inc.	2,169	82,856
Vantiv, Inc. - Class A (a)	1,948	72,057
Visa, Inc. - Class A	362	98,214
Western Union Co. (The) - Class W	3,696	72,146
Xerox Corp.	5,787	78,993

		2,520,349

Semiconductors & Semiconductor Equipment - 0.4%
Advantest Corp.	1,400	18,546
Altera Corp.	2,298	85,049
Analog Devices, Inc.	1,389	81,312
Applied Materials, Inc.	2,218	55,561
ARM Holdings PLC	3,748	66,698
ASM Pacific Technology Ltd.	1,900	19,156
ASML Holding NV	527	56,808
Avago Technologies Ltd.	468	59,726
Broadcom Corp. - Class A	1,747	79,017
Cree, Inc. (a) (b)	1,224	48,054
Infineon Technologies AG	4,975	57,559
Intel Corp.	2,164	71,953
KLA-Tencor Corp.	1,100	71,451
Lam Research Corp.	816	67,287
Linear Technology Corp.	1,769	85,239
Marvell Technology Group Ltd.	3,151	50,794
Maxim Integrated Products, Inc.	2,245	77,217
Microchip Technology, Inc. (b)	1,635	83,826

Company	Shares	U.S. $ Value
Micron Technology, Inc. (a)	1,691	$51,863
NVIDIA Corp.	3,071	67,746
Qorvo, Inc. (a)	1,014	70,372
Rohm Co., Ltd.	300	19,361
Skyworks Solutions, Inc.	845	74,149
STMicroelectronics NV	6,348	56,524
Texas Instruments, Inc.	1,511	88,847
Tokyo Electron Ltd.	300	22,619
Xilinx, Inc.	1,948	82,537

		1,669,271

Software - 0.5%
Activision Blizzard, Inc.	2,584	60,259
Adobe Systems, Inc. (a)	975	77,122
ANSYS, Inc. (a)	1,065	91,558
Autodesk, Inc. (a)	1,220	78,373
CA, Inc.	2,948	95,869
Citrix Systems, Inc. (a)	1,221	77,747
COLOPL, Inc.	900	22,026
Constellation Software, Inc./Canada	239	80,489
Dassault Systemes	1,257	87,834
Electronic Arts, Inc. (a)	1,198	68,502
FireEye, Inc. (a)	1,979	87,610
Gemalto NV	690	55,909
GungHo Online Entertainment, Inc.	5,600	19,218
Intuit, Inc.	916	89,429
Konami Corp.	900	18,185
Microsoft Corp.	2,120	92,962
NetSuite, Inc. (a)	712	68,651
Nexon Co., Ltd.	1,900	19,716
Nintendo Co., Ltd.	200	21,405
Nuance Communications, Inc. (a)	4,089	58,473
Open Text Corp.	1,217	70,892
Oracle Corp.	1,905	83,477
Oracle Corp. Japan	500	21,871
Red Hat, Inc. (a)	979	67,668
Sage Group PLC (The)	9,644	72,032
Salesforce.com, Inc. (a)	985	68,339
SAP SE	988	69,470
ServiceNow, Inc. (a)	956	72,905
Symantec Corp.	3,236	81,418
Synopsys, Inc. (a)	1,985	92,124
Trend Micro, Inc./Japan	800	27,252
VMware, Inc. - Class A (a)	924	78,605
Workday, Inc. - Class A (a)	820	70,110

		2,147,500

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	628	80,673
BlackBerry Ltd. (a)	3,008	32,580
Brother Industries Ltd.	1,100	18,544
Canon, Inc.	800	26,020
EMC Corp./MA	3,041	88,007
Fujifilm Holdings Corp.	600	20,658
Hewlett-Packard Co.	1,767	61,562

Company	Shares	U.S. $ Value
Konica Minolta, Inc.	1,700	$17,369
NEC Corp.	7,000	21,299
NetApp, Inc.	1,942	75,058
Ricoh Co., Ltd.	2,000	19,877
SanDisk Corp.	720	57,550
Seagate Technology PLC	1,173	71,694
Seiko Epson Corp.	500	18,402
Western Digital Corp.	694	74,244

		683,537

		11,917,534

Health Care - 2.6%
Biotechnology - 0.2%
Actelion Ltd. (REG) (a)	678	81,168
Alexion Pharmaceuticals, Inc. (a)	333	60,063
Amgen, Inc.	495	78,072
Biogen Idec, Inc. (a)	151	61,848
BioMarin Pharmaceutical, Inc. (a)	475	50,858
Celgene Corp. (a)	500	60,765
CSL Ltd.	832	59,909
Gilead Sciences, Inc. (a)	595	61,600
Grifols SA	1,920	77,795
Incyte Corp., Ltd. (a)	1,041	89,370
Medivation, Inc. (a)	780	91,674
Pharmacyclics, Inc. (a)	489	105,590
Regeneron Pharmaceuticals, Inc. (a)	136	56,282
Vertex Pharmaceuticals, Inc. (a)	402	48,011

		983,005

Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	2,251	106,630
Baxter International, Inc.	1,608	111,193
Becton Dickinson and Co.	772	113,268
Boston Scientific Corp. (a)	3,900	65,910
CareFusion Corp. (a)	474	28,478
Cochlear Ltd.	602	42,486
Coloplast A/S - Class B	1,154	92,109
Cooper Cos., Inc. (The)	526	86,248
CR Bard, Inc.	603	101,991
DENTSPLY International, Inc.	2,102	111,427
Edwards Lifesciences Corp. (a)	551	73,294
Elekta AB - Class B	6,448	67,326
Essilor International SA	859	100,242
Getinge AB - Class B	3,166	87,524
Hologic, Inc. (a)	2,490	80,626
Intuitive Surgical, Inc. (a)	176	88,000
Medtronic PLC	1,140	88,453
Olympus Corp. (a)	1,100	39,858
ResMed, Inc. (b)	1,502	96,669
Smith & Nephew PLC	4,128	75,574
Sonova Holding AG	732	101,418
St Jude Medical, Inc.	1,300	86,684
Stryker Corp.	1,090	103,277
Sysmex Corp.	900	48,381

Company	Shares	U.S. $ Value
Terumo Corp.	1,200	$33,131
Varian Medical Systems, Inc. (a)	976	90,739
William Demant Holding A/S (a)	1,165	95,563
Zimmer Holdings, Inc.	669	80,541

		2,297,040

Health Care Providers & Services - 0.7%
Aetna, Inc.	927	92,283
Alfresa Holdings Corp.	3,200	44,601
AmerisourceBergen Corp. - Class A	1,111	114,166
Anthem, Inc.	577	84,502
Cardinal Health, Inc.	1,117	98,285
Catamaran Corp. (a)	1,340	66,898
Celesio AG	2,939	90,757
China National Accord Medicines Corp. Ltd. - Class B	67,683	344,009
Cigna Corp.	755	91,831
DaVita HealthCare Partners, Inc. (a)	1,425	106,305
Express Scripts Holding Co. (a)	1,072	90,895
Fresenius Medical Care AG & Co. KGaA	1,280	104,770
Fresenius SE & Co. KGaA	1,831	104,923
HCA Holdings, Inc. (a)	1,131	80,912
Healthscope Ltd. (a)	19,372	44,299
Henry Schein, Inc. (a)	746	104,477
Humana, Inc.	451	74,135
Laboratory Corp. of America Holdings (a)	732	90,058
McKesson Corp.	431	98,570
Medipal Holdings Corp.	3,400	43,332
Miraca Holdings, Inc.	900	43,281
Omnicare, Inc.	993	76,203
Patterson Cos., Inc.	2,097	105,007
Quest Diagnostics, Inc.	1,191	83,537
Ramsay Health Care Ltd.	859	44,853
Ryman Healthcare Ltd.	6,617	40,684
Sonic Healthcare Ltd.	3,487	52,943
Suzuken Co., Ltd./Aichi Japan	1,300	41,077
UnitedHealth Group, Inc.	806	91,586
Universal Health Services, Inc. - Class B	754	85,466

		2,634,645

Health Care Technology - 0.0%
Cerner Corp. (a)	1,193	85,968
M3, Inc.	2,000	44,426

		130,394

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	1,682	70,997
Illumina, Inc. (a)	306	59,811
Lonza Group AG (a)	746	92,007
Mettler-Toledo International, Inc. (a)	254	79,799
QIAGEN NV (a)	4,068	102,285
Quintiles Transnational Holdings, Inc. (a)	1,311	85,189
Thermo Fisher Scientific, Inc.	756	98,280

Company	Shares	U.S. $ Value
Waters Corp. (a)	795	$95,702

		684,070

Pharmaceuticals - 0.9%
AbbVie, Inc.	1,198	72,479
Actavis PLC (a)	626	182,391
Allergan, Inc./United States	703	163,616
Astellas Pharma, Inc.	2,600	41,360
AstraZeneca PLC	1,415	97,513
Bayer AG	504	74,547
Bristol-Myers Squibb Co.	1,382	84,191
Chugai Pharmaceutical Co., Ltd.	1,100	33,511
Daiichi Sankyo Co., Ltd.	3,100	48,562
Eisai Co., Ltd.	600	31,333
Eli Lilly & Co.	1,436	100,764
Endo International PLC (a)	995	85,172
GlaxoSmithKline PLC	5,329	126,358
Hisamitsu Pharmaceutical Co., Inc.	1,200	44,826
Hospira, Inc. (a)	399	34,928
Jazz Pharmaceuticals PLC (a)	473	80,453
Johnson & Johnson	1,248	127,932
Kyowa Hakko Kirin Co., Ltd.	3,000	36,297
Mallinckrodt PLC (a)	753	87,890
Merck & Co., Inc.	1,634	95,654
Merck KGaA	952	98,224
Mitsubishi Tanabe Pharma Corp.	2,400	40,470
Mylan, Inc./PA (a)	1,186	67,987
Novartis AG	1,056	108,001
Novo Nordisk A/S - Class B	2,024	96,858
Ono Pharmaceutical Co., Ltd.	400	39,861
Orion Oyj - Class B	2,751	89,570
Otsuka Holdings Co., Ltd.	1,300	38,975
Perrigo Co. PLC	504	77,853
Pfizer, Inc.	3,375	115,830
Roche Holding AG	392	106,816
Salix Pharmaceuticals Ltd. (a)	562	88,346
Sanofi	1,013	99,080
Santen Pharmaceutical Co., Ltd.	600	40,252
Shanghai Shenqi Pharmaceutical Investment Management Co., Ltd. - Class B (a)	228,150	412,039
Shionogi & Co., Ltd.	1,400	41,212
Shire PLC	988	79,703
Sumitomo Dainippon Pharma Co., Ltd.	3,900	42,575
Taisho Pharmaceutical Holdings Co., Ltd.	600	40,840
Takeda Pharmaceutical Co., Ltd.	1,000	51,217
UCB SA	1,055	80,596
Valeant Pharmaceuticals International, Inc. (a)	317	62,449
Zoetis, Inc.	1,821	83,930

		3,652,461

		10,381,615

Materials - 2.4%
Chemicals - 1.3%
Agrium, Inc. (Toronto)	980	113,185
Air Liquide SA	450	59,371
Air Products & Chemicals, Inc.	702	109,610

Company	Shares	U.S. $ Value
Air Water, Inc.	1,000	$17,517
Airgas, Inc.	994	116,517
Akzo Nobel NV	825	61,150
Albemarle Corp.	1,550	87,684
Arkema SA	594	44,391
Asahi Kasei Corp.	3,000	31,010
Ashland, Inc.	993	126,727
BASF SE	591	56,629
Celanese Corp. - Series A	1,518	86,693
CF Industries Holdings, Inc.	296	90,644
Croda International PLC	1,290	54,298
Daicel Corp.	1,900	24,679
Danhua Chemical Technology Co., Ltd. - Class B (a)	432,597	236,735
Dow Chemical Co. (The)	1,980	97,495
Eastman Chemical Co.	1,208	89,948
Ecolab, Inc.	1,081	124,899
EI du Pont de Nemours & Co.	1,661	129,309
EMS-Chemie Holding AG (REG)	126	55,358
FMC Corp.	1,717	108,875
Fuchs Petrolub SE (Preference Shares)	1,600	66,774
Givaudan SA (a)	38	72,974
Hitachi Chemical Co., Ltd.	1,100	24,316
Hubei Sanonda Co., Ltd. - Class B	345,171	404,849
Incitec Pivot Ltd.	8,434	26,800
International Flavors & Fragrances, Inc.	982	119,735
Johnson Matthey PLC	1,223	64,193
JSR Corp.	1,300	23,778
K&S AG	1,687	54,449
Kaneka Corp.	4,000	26,517
Kansai Paint Co., Ltd.	1,000	18,031
Koninklijke DSM NV	1,095	61,044
Kuraray Co., Ltd.	2,000	27,536
Lanxess AG	1,047	53,934
Linde AG	346	70,329
LyondellBasell Industries NV - Class A	811	69,673
Methanex Corp.	1,278	69,507
Mitsubishi Chemical Holdings Corp.	4,600	25,644
Mitsubishi Gas Chemical Co., Inc.	5,000	25,880
Mitsui Chemicals, Inc.	9,000	27,726
Monsanto Co.	1,097	132,112
Mosaic Co. (The)	2,221	118,290
Nippon Paint Holdings Co., Ltd.	700	24,316
Nitto Denko Corp.	400	25,409
Novozymes A/S - Class B	1,182	57,364
Orica Ltd.	1,597	24,698
Potash Corp. of Saskatchewan, Inc.	3,179	114,053
PPG Industries, Inc.	495	116,513
Praxair, Inc.	1,045	133,655
Shanghai Chlor-Alkali Chemical Co., Ltd. - Class B	581,516	321,005
Sherwin-Williams Co. (The)	459	130,907
Shin-Etsu Chemical Co., Ltd.	400	27,465
Sigma-Aldrich Corp.	278	38,381
Sika AG	18	63,618
Solvay SA	471	69,895
Sumitomo Chemical Co., Ltd.	6,000	28,076
Symrise AG	959	61,026
Syngenta AG	173	61,134
Taiyo Nippon Sanso Corp.	2,000	30,868
Teijin Ltd.	7,000	23,701

Company	Shares	U.S. $ Value
Toray Industries, Inc.	3,000	$24,940
Umicore SA	1,609	70,161
Westlake Chemical Corp.	1,316	87,856
Yara International ASA	1,040	57,203

		5,099,059

Construction Materials - 0.2%
Boral Ltd.	5,890	28,196
CRH PLC	1,835	51,957
CSG Holding Co., Ltd. - Class B	326,515	245,019
Fletcher Building Ltd.	3,569	23,320
HeidelbergCement AG	690	54,930
Holcim Ltd. (a)	689	53,153
Imerys SA	874	65,491
James Hardie Industries PLC	2,497	29,488
Lafarge SA	455	33,744
Martin Marietta Materials, Inc.	702	99,916
Shanghai Yaohua Pilkington Glass Group Co., Ltd. - Class B	470,968	301,004
Taiheiyo Cement Corp.	7,000	23,413
Vulcan Materials Co.	1,206	100,098

		1,109,729

Containers & Packaging - 0.2%
Amcor Ltd./Australia	2,231	23,784
Avery Dennison Corp.	2,166	115,989
Ball Corp.	1,798	128,935
Crown Holdings, Inc. (a)	2,163	114,639
MeadWestvaco Corp.	398	21,118
Owens-Illinois, Inc. (a)	3,394	88,787
Rexam PLC	10,865	93,197
Rock-Tenn Co. - Class A	1,418	97,332
Sealed Air Corp.	2,070	97,559
Toyo Seikan Group Holdings Ltd.	1,500	20,554

		801,894

Metals & Mining - 0.5%
Agnico Eagle Mines Ltd.	1,499	48,168
Alcoa, Inc.	4,817	71,243
Alumina Ltd. (a)	11,367	16,300
Anglo American PLC	2,005	37,375
Antofagasta PLC	3,319	39,162
ArcelorMittal (Euronext Amsterdam)	3,730	40,749
Barrick Gold Corp.	4,640	60,352
BHP Billiton Ltd.	973	25,554
BHP Billiton PLC	1,801	44,948
Boliden AB	3,057	61,802
Eldorado Gold Corp.	7,385	42,593
First Quantum Minerals Ltd.	7,978	101,153
Fortescue Metals Group Ltd.	5,153	9,991
Franco-Nevada Corp.	1,135	59,887
Freeport-McMoRan, Inc.	2,835	61,321
Fresnillo PLC	3,300	41,714
Glencore PLC (a)	8,399	38,799
Goldcorp, Inc.	2,600	57,258
Hitachi Metals Ltd.	1,000	16,122
Iluka Resources Ltd.	3,569	21,873
JFE Holdings, Inc.	900	22,516

Company	Shares	U.S. $ Value
Kinross Gold Corp. (a)	25,653	$72,233
Kobe Steel Ltd.	17,000	33,563
Maruichi Steel Tube Ltd.	900	21,440
Mitsubishi Materials Corp.	7,000	24,121
New Gold, Inc. (a)	20,522	78,634
Newcrest Mining Ltd. (a)	1,524	17,090
Newmont Mining Corp.	2,556	67,300
Nippon Steel & Sumitomo Metal Corp.	11,000	29,247
Norsk Hydro ASA	8,630	49,291
Nucor Corp.	2,182	102,620
Randgold Resources Ltd.	555	44,033
Rio Tinto Ltd.	514	25,810
Rio Tinto PLC	933	45,917
Silver Wheaton Corp.	2,882	62,246
Sumitomo Metal Mining Co., Ltd.	1,000	15,803
Teck Resources Ltd. - Class B	2,441	39,209
ThyssenKrupp AG	1,862	49,512
Turquoise Hill Resources Ltd. (a)	26,036	81,434
Voestalpine AG	1,627	63,521
Yamana Gold, Inc.	20,482	87,001
Yamato Kogyo Co., Ltd.	900	24,295

		1,953,200

Paper & Forest Products - 0.2%
International Paper Co.	2,063	116,374
Oji Holdings Corp.	6,000	25,346
Shandong Chenming Paper Holdings Ltd. - Class B	800,851	470,858
Stora Enso Oyj - Class R	5,796	55,647
UPM-Kymmene Oyj	3,002	56,315

		724,540

		9,688,422

Energy - 1.5%
Energy Equipment & Services - 0.3%
Amec Foster Wheeler PLC	7,667	103,909
Baker Hughes, Inc.	1,029	64,323
Cameron International Corp. (a)	859	40,442
Core Laboratories NV (b)	364	40,011
Diamond Offshore Drilling, Inc. (b)	680	20,692
Ensco PLC - Class A	1,252	30,637
FMC Technologies, Inc. (a)	1,079	43,085
Halliburton Co.	1,154	49,553
Helmerich & Payne, Inc.	528	35,408
Nabors Industries Ltd.	1,803	23,096
National Oilwell Varco, Inc.	954	51,850
Noble Corp. PLC (b)	1,866	31,050
Oceaneering International, Inc.	921	50,222
Petrofac Ltd.	4,610	62,440
Saipem SpA (a)	4,546	46,701
Schlumberger Ltd.	670	56,387
Seadrill Ltd.	3,274	37,902
Subsea 7 SA	4,934	48,785
Superior Energy Services, Inc.	1,330	29,765
Technip SA	997	64,862
Tenaris SA	5,470	78,054

Company	Shares	U.S. $ Value
Transocean Ltd. (Zurich)	2,169	$34,600
Weatherford International PLC (a)	2,442	30,989
WorleyParsons Ltd.	3,545	27,620

		1,102,383

Oil, Gas & Consumable Fuels - 1.2%
AltaGas Ltd.	1,061	38,184
Anadarko Petroleum Corp.	537	45,232
Antero Resources Corp. (a) (b)	996	39,292
Apache Corp.	675	44,442
ARC Resources Ltd.	1,989	38,424
Baytex Energy Corp.	1,516	24,751
BG Group PLC	4,326	63,690
BP PLC	11,940	82,227
Cabot Oil & Gas Corp.	1,593	46,197
Caltex Australia Ltd.	1,380	39,646
Cameco Corp.	2,601	40,156
Canadian Natural Resources Ltd.	1,247	36,270
Canadian Oil Sands Ltd.	4,236	37,985
Cenovus Energy, Inc.	2,039	35,182
Cheniere Energy, Inc. (a)	498	40,154
Chesapeake Energy Corp.	1,622	27,055
Chevron Corp.	614	65,502
Cimarex Energy Co.	300	32,904
Cobalt International Energy, Inc. (a)	1,682	17,224
Concho Resources, Inc. (a)	289	31,478
ConocoPhillips	822	53,594
CONSOL Energy, Inc.	1,308	42,118
Continental Resources, Inc./OK (a)	558	24,825
Crescent Point Energy Corp.	1,457	35,956
Denbury Resources, Inc. (b)	2,710	22,764
Devon Energy Corp.	730	44,961
Enbridge, Inc.	1,327	61,706
Encana Corp.	2,430	31,665
Energen Corp.	347	22,430
Enerplus Corp.	2,750	27,696
ENI SpA	4,470	83,319
EOG Resources, Inc.	489	43,873
EQT Corp.	571	45,571
Exxon Mobil Corp.	813	71,983
Galp Energia SGPS SA	5,424	63,654
Hess Corp.	658	49,403
HollyFrontier Corp.	1,243	54,680
Husky Energy, Inc.	1,689	37,952
Idemitsu Kosan Co., Ltd.	2,100	36,911
Imperial Oil Ltd.	1,045	40,325
Inpex Corp.	3,200	37,824
Inter Pipeline Ltd.	1,393	36,995
JX Holdings, Inc.	14,200	57,539
Keyera Corp.	599	40,120
Kinder Morgan, Inc./DE	1,739	71,316
Koninklijke Vopak NV	1,512	79,389
Lundin Petroleum AB (a)	5,219	76,837
Marathon Oil Corp.	1,594	44,409
Marathon Petroleum Corp.	551	57,855
MEG Energy Corp. (a)	2,100	35,126
Murphy Oil Corp.	1,006	51,195
Neste Oil Oyj	2,528	65,945

Company	Shares	U.S. $ Value
Noble Energy, Inc.	811	$38,304
Occidental Petroleum Corp.	703	54,750
OMV AG	3,123	89,836
ONEOK, Inc.	1,011	44,747
Origin Energy Ltd.	4,296	40,926
Pacific Rubiales Energy Corp.	10,160	30,315
Paramount Resources Ltd. - Class A (a)	1,373	34,168
Pembina Pipeline Corp.	1,256	40,169
Penn West Petroleum Ltd.	18,345	36,834
Petroleo Brasileiro SA (ADR) (b)	97,720	647,884
Peyto Exploration & Development Corp.	1,413	39,516
Phillips 66	719	56,413
Pioneer Natural Resources Co.	228	34,775
PrairieSky Royalty Ltd.	1,622	41,027
QEP Resources, Inc.	1,397	30,008
Range Resources Corp.	609	30,170
Repsol SA	4,526	87,270
Royal Dutch Shell PLC - Class A	2,086	67,959
Royal Dutch Shell PLC - Class B	2,663	90,259
Santos Ltd.	3,601	22,256
Showa Shell Sekiyu KK	3,600	34,448
Southwestern Energy Co. (a)	1,254	31,450
Spectra Energy Corp.	1,671	59,304
Statoil ASA	4,004	75,216
Suncor Energy, Inc. (Toronto)	1,387	41,640
Talisman Energy, Inc.	2,537	19,746
Tesoro Corp.	419	38,481
TonenGeneral Sekiyu KK	6,000	56,695
Total SA	1,549	83,219
Tourmaline Oil Corp. (a)	1,253	38,950
TransCanada Corp.	1,317	57,722
Tullow Oil PLC	4,956	29,506
Valero Energy Corp.	1,036	63,911
Vermilion Energy, Inc.	791	35,573
Whiting Petroleum Corp. (a)	627	21,211
Williams Cos., Inc. (The)	989	48,501
Woodside Petroleum Ltd.	1,314	36,066

		4,705,156

		5,807,539

Utilities - 1.2%
Electric Utilities - 0.5%
American Electric Power Co., Inc.	1,289	74,221
AusNet Services	30,657	35,087
Cheung Kong Infrastructure Holdings Ltd.	4,000	34,043
Chubu Electric Power Co., Inc. (a)	2,200	27,119
Chugoku Electric Power Co., Inc. (The)	2,000	26,400
CLP Holdings Ltd.	8,000	71,967
Contact Energy Ltd.	6,412	29,969
Duke Energy Corp.	909	71,402
Edison International	1,147	73,695
EDP - Energias de Portugal SA	21,366	84,221
Electricite de France SA	2,861	78,951
Enel SpA	13,549	62,457
Entergy Corp.	808	64,244
Eversource Energy	1,300	67,275
Exelon Corp.	1,766	59,903
FirstEnergy Corp.	1,755	61,390

Company	Shares	U.S. $ Value
Fortis, Inc./Canada	1,932	$61,170
Fortum Oyj	3,870	88,036
Hokuriku Electric Power Co.	2,400	32,001
Iberdrola SA	13,480	91,999
Kansai Electric Power Co., Inc. (The) (a)	2,300	20,643
Kyushu Electric Power Co., Inc. (a)	2,700	23,337
Mighty River Power Ltd.	13,305	34,418
NextEra Energy, Inc.	741	76,664
OGE Energy Corp.	955	31,047
Pepco Holdings, Inc.	587	15,931
Pinnacle West Capital Corp.	1,008	64,593
Power Assets Holdings Ltd.	4,500	46,214
PPL Corp.	2,097	71,508
Red Electrica Corp. SA	978	83,189
Shikoku Electric Power Co., Inc. (a)	2,700	34,707
Southern Co. (The)	1,718	78,667
SSE PLC	4,197	101,790
Terna Rete Elettrica Nazionale SpA	23,955	108,069
Tohoku Electric Power Co., Inc.	2,300	26,969
Tokyo Electric Power Co., Inc. (a)	6,100	23,925
Xcel Energy, Inc.	762	26,883

		2,064,104

Gas Utilities - 0.1%
APA Group	5,086	36,532
Enagas SA	2,538	77,778
Gas Natural SDG SA	3,063	73,905
Hong Kong & China Gas Co., Ltd.	25,800	58,251
Osaka Gas Co., Ltd.	12,000	49,501
Snam SpA	17,144	86,764
Toho Gas Co., Ltd.	6,000	33,777
Tokyo Gas Co., Ltd.	7,000	42,648

		459,156

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp./VA	4,403	57,107
Calpine Corp. (a)	2,207	46,788
Electric Power Development Co., Ltd.	903	30,115
Enel Green Power SpA	39,144	83,712
Meridian Energy Ltd.	23,608	38,750
NRG Energy, Inc.	1,387	33,260
TransAlta Corp.	6,978	65,756

		355,488

Multi-Utilities - 0.5%
AGL Energy Ltd.	4,397	51,839
Alliant Energy Corp.	1,349	85,796
Ameren Corp.	1,509	63,997
Atco Ltd./Canada - Class I	1,578	60,881
Canadian Utilities Ltd. - Class A	1,894	62,952
CenterPoint Energy, Inc.	2,885	59,979
Centrica PLC	21,169	79,701
CMS Energy Corp.	2,186	76,794
Consolidated Edison, Inc.	1,308	82,587
Dominion Resources, Inc./VA	958	69,062
DTE Energy Co.	771	63,245
E.ON SE	4,357	70,447
GDF Suez	3,252	72,156

Company	Shares	U.S. $ Value
Integrys Energy Group, Inc.	189	$14,124
MDU Resources Group, Inc.	1,554	34,654
National Grid PLC	8,265	113,054
NiSource, Inc.	1,588	68,141
PG&E Corp.	1,127	60,554
Public Service Enterprise Group, Inc.	1,625	68,347
RWE AG	2,235	62,487
SCANA Corp.	1,353	77,053
Sempra Energy	578	62,540
Suez Environnement Co.	4,001	71,259
United Utilities Group PLC	7,313	106,685
Veolia Environnement SA	4,045	78,725
Wisconsin Energy Corp.	1,414	72,086

		1,789,145

Water Utilities - 0.0%
American Water Works Co., Inc.	733	39,641
Severn Trent PLC	3,027	94,769

		134,410

		4,802,303

Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	2,967	102,539
BCE, Inc.	2,417	105,779
Belgacom SA	2,117	79,514
BT Group PLC	10,107	70,863
CenturyLink, Inc.	2,180	82,535
Deutsche Telekom AG	3,880	72,448
Elisa Oyj	2,856	77,671
Frontier Communications Corp.	7,422	59,228
HKT Trust & HKT Ltd.	14,000	18,484
Iliad SA	200	51,935
Inmarsat PLC	4,733	63,984
Koninklijke KPN NV	17,784	60,616
Level 3 Communications, Inc. (a)	1,216	65,494
Nippon Telegraph & Telephone Corp.	300	18,698
Orange SA	3,055	55,718
PCCW Ltd.	27,000	17,213
Singapore Telecommunications Ltd.	6,100	18,885
Spark New Zealand Ltd	7,294	18,040
Swisscom AG	132	75,666
TDC A/S	10,455	82,600
Telecom Italia SpA (ordinary shares) (a)	35,266	42,146
Telecom Italia SpA (savings shares)	47,202	46,317
Telefonica Deutschland Holding AG (a)	13,648	75,091
Telefonica SA	4,549	70,670
Telenor ASA	3,042	60,967
TeliaSonera AB	14,350	91,130
Telstra Corp., Ltd.	7,229	35,932
TELUS Corp.	2,602	92,499
TPG Telecom Ltd.	3,379	20,122
Verizon Communications, Inc.	2,329	115,169
Vivendi SA (a)	3,233	78,709

Company	Shares		U.S. $ Value
Windstream Holdings, Inc.		5,136	$40,523

			1,967,185

Wireless Telecommunication Services - 0.2%
KDDI Corp.		160	11,104
Millicom International Cellular SA		1,217	84,876
NTT DoCoMo, Inc.		1,400	24,891
Rogers Communications, Inc. - Class B		2,882	101,922
SBA Communications Corp. - Class A (a)		750	93,533
SoftBank Corp.		200	12,352
Sprint Corp. (a)		15,484	79,278
StarHub Ltd.		5,900	18,566
T-Mobile US, Inc. (a)		1,820	60,115
Tele2 AB - Class B		7,344	86,160
Vodafone Group PLC		16,941	58,638

			631,435

			2,598,620

Total Common Stocks (cost $87,094,562)			96,613,282

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 21.9%
Canada - 2.3%
Canadian Government Bond
4.25%, 12/01/21	CAD	8,428	9,176,563

France - 2.1%
France Government Bond OAT
Series OATI
2.10%, 7/25/23	EUR	6,081	8,449,230

Germany - 3.2%
Deutsche Bundesrepublik Inflation Linked Bond
1.75%, 4/15/20		9,899	12,528,671

Italy - 2.3%
Italy Buoni Poliennali Del Tesoro
2.10%, 9/15/21 (e)		7,320	9,234,775

Japan - 3.7%
Japanese Government CPI Linked Bond
Series 17
0.10%, 9/10/23	JPY	1,642,263	14,620,091

Sweden - 2.1%
Sweden Inflation Linked Bond
Series 3108
0.25%, 6/01/22	SEK	64,945	8,362,138

Turkey - 5.0%
Turkey Government Bond
3.00%, 2/23/22	TRY	21,968	9,391,630

	Principal Amount (000)		U.S. $ Value
3.50%, 2/20/19	TRY	24,272	$10,323,410

			19,715,040

United States - 1.2%
U.S. Treasury Inflation Index
1.375%, 2/15/44 (TIPS)	U.S.$	4,025	4,762,442

Total Inflation-Linked Securities (cost $94,522,132)			86,848,950

GOVERNMENTS - TREASURIES - 13.0%
Australia - 3.9%
Australia Government Bond
Series 124
5.75%, 5/15/21	AUD	9,990	9,457,665
Series 138
3.25%, 4/21/29 (e)		7,175	5,955,778

			15,413,443

New Zealand - 4.9%
New Zealand Government Bond
Series 423
5.50%, 4/15/23 (e)	NZD	10,425	9,106,770
Series 521
6.00%, 5/15/21 (e)		11,935	10,402,090

			19,508,860

Norway - 4.2%
Norway Government Bond
Series 474
3.75%, 5/25/21	NOK	109,785	16,599,395

Total Governments - Treasuries (cost $58,086,565)			51,521,698

	Shares
INVESTMENT COMPANIES - 2.3%
Funds and Investment Trusts - 2.3%
iShares Core MSCI Emerging Markets ETF		108,929	5,337,521
iShares MSCI Emerging Markets ETF		91,475	3,722,118

Total Investment Companies (cost $9,385,235)			9,059,639

PREFERRED STOCKS - 1.5%
Financials - 1.5%
Real Estate Investment Trusts (REITs) - 1.5%
Apartment Investment & Management Co.
6.875% (b)		42,000	1,139,460
Hersha Hospitality Trust
Series C
6.875% (b)		60,000	1,554,600
Pebblebrook Hotel Trust
6.50% (b)		65,950	1,698,872

Company	Shares		U.S. $ Value
Sabra Health Care REIT, Inc.
Series A
7.125%		53,175	$1,409,138

Total Preferred Stocks (cost $5,528,125)			5,802,070

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Indices - 0.0%
Euro STOXX 50 Index
Expiration: April 2015, Exercise Price: EUR
3,349.00 (a) (f)
(premiums paid $585,786)		38,400	128,484

	Shares
SHORT-TERM INVESTMENTS - 39.9%
Investment Companies - 36.6%
AB Fixed Income Shares, Inc. - Government STIF
Portfolio, 0.09% (g) (h)
(cost $145,141,101)		145,141,101	145,141,101

	Principal Amount (000)
U.S. TREASURY BILLS - 3.3%
U.S. Treasury Bill
Zero Coupon, 3/19/15 (i)	U.S.$	9,000	8,999,900
Zero Coupon, 4/09/15-4/16/15		4,000	3,999,922

Total U.S. Treasury Bills (cost $12,999,822)			12,999,822

Total Short-Term Investments (cost $158,140,923)			158,140,923

Total Investments Before Security Lending Collateral for Securities Loaned - 102.9%
(cost $413,343,329)			408,115,046

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
Investment Companies - 0.4%
AB Exchange Reserves - Class I, 0.10% (g) (h)
(cost $1,693,017)		1,693,017	1,693,017

Total Investments - 103.3% (cost $415,036,346) (j)			409,808,063
Other assets less liabilities - (3.3)% (k)			(13,090,584)

Net Assets - 100.0%			$396,717,479

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Futures	17	March 2015	$963,431	$1,063,860	$100,429
Canola (WCE) Futures	57	May 2015	426,104	427,967	1,863
Cattle Feeder Futures	12	March 2015	1,307,511	1,211,400	(96,111)
Cocoa Futures	97	May 2015	2,713,837	2,925,520	211,683
Coff Robusta Futures	59	May 2015	1,188,971	1,125,130	(63,841)
Coffee C Futures	15	May 2015	940,815	790,313	(150,502)
Copper Futures	5	May 2015	328,837	336,438	7,601
Copper London Metal Exchange Futures	3	April 2015	427,658	443,213	15,555
Copper London Metal Exchange Futures	10	March 2015	1,521,240	1,479,500	(41,740)
Corn Futures	97	July 2015	1,942,927	1,946,063	3,136
Cotton No. 2 Futures	66	May 2015	2,085,957	2,142,690	56,733
Crude Palm oil Futures	65	April 2015	1,009,524	1,040,649	31,125
DAX Index Futures	47	March 2015	13,344,015	14,969,296	1,625,281
Euro STOXX 50 Index Futures	510	March 2015	17,728,432	20,488,689	2,760,257
FTSE 100 Index Futures	41	March 2015	4,229,109	4,380,213	151,104
Gasoline Rbob Futures	18	April 2015	1,379,837	1,489,622	109,785
Gold 100 OZ Futures	25	April 2015	3,246,042	3,032,750	(213,292)
KC HRW Wheat Futures	29	July 2015	830,073	791,700	(38,373)
Lead London Metal Exchange Futures	29	April 2015	1,297,277	1,249,900	(47,377)
Lead London Metal Exchange Futures	28	March 2015	1,300,998	1,204,350	(96,648)
Lean Hogs Futures	84	April 2015	2,418,573	2,267,160	(151,413)
Live Cattle Futures	10	April 2015	602,895	606,800	3,905
Live Cattle Futures	37	June 2015	2,196,027	2,128,980	(67,047)
Low SU Gasoil Futures	22	March 2015	1,060,990	1,306,250	245,260
MSCI Emerging Market Mini Futures	212	March 2015	10,010,032	10,514,140	504,108
Natural Gas Futures	25	March 2015	842,622	683,500	(159,122)
Neckel London Metal Exchange Futures	3	April 2015	266,697	253,206	(13,491)
Nickel London Metal Exchange Futures	16	March 2015	1,507,661	1,348,657	(159,004)
Nikkei 225 (CME) Futures	129	March 2015	11,364,759	12,177,600	812,841
NY Harbor USLD Futures	32	April 2015	2,472,197	2,599,296	127,099
Palladium Futures	12	June 2015	931,031	983,400	52,369
Platinum Futures	26	April 2015	1,556,413	1,541,280	(15,133)
PRI Aluminum London Metal Exchange Futures	34	March 2015	1,525,635	1,537,863	12,228
PRI Aluminum London Metal Exchange Futures	9	April 2015	399,849	407,700	7,851
S&P 500 E Mini Index Futures	180	March 2015	18,120,523	18,925,200	804,677
S&P TSX 60 Index Futures	15	March 2015	2,025,597	2,133,669	108,072
Silver Futures	23	May 2015	1,940,912	1,904,170	(36,742)
Soybean Futures	20	July 2015	989,059	1,034,751	45,692
Soybean Meal Futures	26	May 2015	837,537	890,240	52,703
Soybean Meal Futures	40	July 2015	1,286,173	1,356,000	69,827
Soybean Oil Futures	51	July 2015	990,061	1,013,166	23,105

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2015	Unrealized Appreciation/ (Depreciation)
Sugar 11 (World) Futures	81	April 2015	$1,346,541	$1,249,214	$(97,327)
Wheat (CBT) Futures	30	July 2015	810,314	775,125	(35,189)
WTI Crude Futures	8	April 2015	414,878	417,120	2,242
WTI Crude Futures	16	May 2015	866,759	861,440	(5,319)
Zinc London Metal Exchange Futures	27	March 2015	1,451,154	1,384,931	(66,223)
Zinc London Metal Exchange Futures	3	April 2015	156,778	154,313	(2,465)
Sold Contracts
10 Yr Mini Japan Government Bond Futures	110	March 2015	13,518,215	13,600,920	(82,705)
10Yr Canadian Bond Futures	47	June 2015	5,338,121	5,400,432	(62,311)
Brent Crude Oil Futures	30	April 2015	1,814,516	1,894,500	(79,984)
Cattle Feeder Futures	3	March 2015	304,457	302,850	1,607
Copper London Metal Exchange Futures	2	April 2015	284,194	295,475	(11,281)
Euro-BTP Futures	36	March 2015	5,414,733	5,675,867	(261,134)
Euro-BUND Futures	32	March 2015	5,488,171	5,710,200	(222,029)
Euro-OAT Futures	39	March 2015	6,335,293	6,557,791	(222,498)
FTSE China Futures	446	March 2015	4,810,757	4,849,135	(38,378)
KC HRW Wheat Futures	32	July 2015	922,654	873,600	49,054
Lead London Metal Exchange Futures	19	April 2015	866,342	818,900	47,442
Lead London Metal Exchange Futures	4	March 2015	183,789	172,049	11,740
Nickel London Metal Exchange Futures	6	March 2015	570,826	505,746	65,080
PRI Aluminum London Metal Exchange Futures	2	March 2015	91,994	90,463	1,531
PRI Aluminum London Metal Exchange Futures	2	April 2015	93,919	90,600	3,319
Soybean Futures	26	July 2015	1,296,878	1,345,175	(48,297)
U.S T-Note 10 Yr (CBT) Futures	490	June 2015	62,642,693	62,620,469	22,224
U.S. Ultra Bond (CBT) Futures	32	June 2015	5,260,639	5,385,000	(124,361)
Zinc London Metal Exchange Futures	3	March 2015	158,391	153,881	4,510
Zinc London Metal Exchange Futures	25	April 2015	1,275,559	1,285,938	(10,379)

					$5,433,322

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CHF	3,493	USD	3,469	3/18/15	$(196,714)
Barclays Bank PLC	COP	456,131	USD	186	3/18/15	4,120
Barclays Bank PLC	CZK	77,805	USD	3,350	3/18/15	187,794
Barclays Bank PLC	EUR	2,937	USD	3,428	3/18/15	141,247
Barclays Bank PLC	GBP	6,608	USD	9,925	3/18/15	(275,661)
Barclays Bank PLC	IDR	25,526,784	USD	1,964	3/18/15	8,057
Barclays Bank PLC	INR	108,786	USD	1,730	3/18/15	(32,352)
Barclays Bank PLC	MXN	9,118	USD	606	3/18/15	(4,004)
Barclays Bank PLC	MYR	12,698	USD	3,540	3/18/15	28,160
Barclays Bank PLC	NOK	16,536	USD	2,169	3/18/15	13,006

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	PLN	10,031	USD	2,773	3/18/15	$68,933
Barclays Bank PLC	SEK	15,109	USD	1,883	3/18/15	70,562
Barclays Bank PLC	USD	4,305	AUD	5,344	3/18/15	(132,957)
Barclays Bank PLC	USD	988	CLP	613,558	3/18/15	5,604
Barclays Bank PLC	USD	1,148	EUR	996	3/18/15	(33,053)
Barclays Bank PLC	USD	2,546	HUF	680,360	3/18/15	(32,922)
Barclays Bank PLC	USD	1,466	IDR	18,793,009	3/18/15	(25,673)
Barclays Bank PLC	USD	1,448	KRW	1,610,811	3/18/15	14,034
Barclays Bank PLC	USD	780	MYR	2,813	3/18/15	(1,674)
Barclays Bank PLC	USD	5,733	NOK	43,938	3/18/15	(3,803)
Barclays Bank PLC	USD	567	PEN	1,717	3/18/15	(13,577)
Barclays Bank PLC	USD	775	PLN	2,889	3/18/15	4,029
Barclays Bank PLC	USD	1,369	TRY	3,239	3/18/15	(83,170)
Barclays Bank PLC	ZAR	20,245	USD	1,707	3/18/15	(24,314)
Barclays Bank PLC	CAD	2,451	USD	1,954	5/13/15	(4,572)
Barclays Bank PLC	EUR	1,074	USD	1,230	5/13/15	27,170
Barclays Bank PLC	IDR	3,784,780	USD	288	5/13/15	2,316
Barclays Bank PLC	MYR	1,232	USD	341	5/13/15	2,242
Barclays Bank PLC	NOK	5,900	SEK	6,460	5/13/15	(1,448)
Barclays Bank PLC	NOK	5,900	SEK	6,460	5/13/15	8,563
Barclays Bank PLC	SEK	17,574	EUR	1,824	5/13/15	(33,074)
Barclays Bank PLC	TWD	244,436	USD	7,736	5/13/15	(37,311)
Barclays Bank PLC	USD	649	INR	41,073	5/13/15	10,220
Barclays Bank PLC	USD	1	NZD	2	5/13/15	31
BNP Paribas SA	BRL	4,058	USD	1,544	3/03/15	113,762
BNP Paribas SA	USD	1,410	BRL	4,058	3/03/15	20,097
BNP Paribas SA	AUD	1,722	USD	1,355	3/18/15	10,078
BNP Paribas SA	BRL	12,547	USD	4,599	3/18/15	199,120
BNP Paribas SA	HUF	1,374,412	USD	4,965	3/18/15	(111,105)
BNP Paribas SA	KRW	3,182,387	USD	2,932	3/18/15	43,967
BNP Paribas SA	MXN	202,932	USD	13,658	3/18/15	76,378
BNP Paribas SA	USD	4,969	CZK	119,150	3/18/15	(125,620)
BNP Paribas SA	USD	900	GBP	583	3/18/15	305
BNP Paribas SA	USD	1,170	INR	73,913	3/18/15	27,147
BNP Paribas SA	USD	2,171	MXN	31,816	3/18/15	(41,910)
BNP Paribas SA	USD	766	NZD	986	3/18/15	(20,935)
BNP Paribas SA	USD	760	TRY	1,754	3/18/15	(63,908)
BNP Paribas SA	ZAR	8,849	USD	762	3/18/15	5,395
BNP Paribas SA	NZD	1,035	USD	764	5/13/15	(14,070)
BNP Paribas SA	SEK	6,512	USD	786	5/13/15	3,871
BNP Paribas SA	USD	931	GBP	617	5/13/15	21,300
BNP Paribas SA	USD	293	IDR	3,784,780	5/13/15	(7,100)
BNP Paribas SA	USD	1,181	NOK	8,893	5/13/15	(22,755)
BNP Paribas SA	USD	1,171	NZD	1,626	5/13/15	50,696
BNP Paribas SA	USD	1,077	PLN	4,037	5/13/15	9,252
Brown Brothers Harriman & Co.	DKK	2,758	USD	456	3/18/15	42,488
Citibank	EUR	2,474	USD	2,925	3/18/15	156,234
Citibank	GBP	511	USD	785	3/18/15	(3,848)
Citibank	TRY	41,083	USD	17,729	3/18/15	1,417,980
Citibank	USD	5,817	CHF	5,920	3/18/15	395,922
Citibank	USD	1,530	CZK	36,796	3/18/15	(34,236)
Citibank	USD	489	EUR	428	3/18/15	(10,122)
Citibank	USD	759	TRY	1,760	3/18/15	(60,662)
Citibank	USD	2,693	ZAR	30,986	3/18/15	(42,616)
Citibank	ZAR	13,248	USD	1,137	3/18/15	4,034
Citibank	AUD	1,513	USD	1,174	5/13/15	(3,522)
Citibank	CAD	736	USD	584	5/13/15	(3,734)
Citibank	CZK	9,606	USD	397	5/13/15	5,869
Citibank	EUR	689	USD	785	5/13/15	13,172
Citibank	GBP	758	USD	1,164	5/13/15	(5,705)
Citibank	JPY	92,375	USD	779	5/13/15	5,854
Citibank	NOK	4,420	USD	581	5/13/15	5,426
Citibank	PLN	3,579	USD	972	5/13/15	9,249
Citibank	SEK	4,524	USD	551	5/13/15	7,687
Citibank	USD	1,194	AUD	1,518	5/13/15	(12,124)
Citibank	USD	779	AUD	1,005	5/13/15	3,372
Citibank	USD	394	CAD	494	5/13/15	790
Citibank	USD	1,991	EUR	1,760	5/13/15	(19,948)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank	USD	551	GBP	357	5/13/15	$268
Citibank	USD	786	NOK	5,965	5/13/15	(9,211)
Citibank	USD	394	PLN	1,452	5/13/15	(3,042)
Citibank	USD	766	TRY	1,815	5/13/15	(54,967)
Citibank	USD	2,240	ZAR	26,104	5/13/15	(28,077)
Credit Suisse International	EUR	26,988	USD	33,284	3/18/15	3,079,045
Credit Suisse International	USD	215	GBP	138	3/18/15	(2,428)
Credit Suisse International	CHF	1,083	USD	1,176	5/13/15	36,302
Credit Suisse International	USD	569	INR	35,838	5/13/15	6,760
Credit Suisse International	USD	1,171	JPY	137,331	5/13/15	(21,641)
Deutsche Bank AG	AUD	4,435	USD	3,512	3/18/15	48,971
Deutsche Bank AG	USD	2,169	EUR	1,906	3/18/15	(35,859)
Deutsche Bank AG	USD	776	GBP	511	3/18/15	13,150
Deutsche Bank AG	USD	177	JPY	21,070	3/18/15	(713)
Deutsche Bank AG	USD	1,755	PLN	6,555	3/18/15	12,756
Deutsche Bank AG	USD	1,164	ZAR	13,649	3/18/15	3,582
Deutsche Bank AG	CHF	1,546	USD	1,712	5/13/15	85,947
Deutsche Bank AG	EUR	6,182	SEK	58,556	5/13/15	53,035
Deutsche Bank AG	USD	390	GBP	257	5/13/15	6,701
Deutsche Bank AG	USD	1,948	JPY	229,605	5/13/15	(26,748)
Deutsche Bank AG	CAD	14,500	USD	12,608	3/18/15	1,011,438
Deutsche Bank AG	GBP	2,644	USD	4,129	3/18/15	46,965
Deutsche Bank AG	JPY	2,235,025	USD	18,522	3/18/15	(164,780)
Deutsche Bank AG	JPY	69,036	USD	583	3/18/15	5,619
Deutsche Bank AG	NZD	1,074	USD	776	3/18/15	(35,442)
Deutsche Bank AG	SEK	66,676	USD	8,814	3/18/15	815,265
Deutsche Bank AG	CZK	6,997	USD	292	5/13/15	7,047
Deutsche Bank AG	NOK	8,893	USD	1,174	5/13/15	16,042
Deutsche Bank AG	NZD	2,092	USD	1,544	5/13/15	(27,873)
Deutsche Bank AG	SEK	6,500	USD	790	5/13/15	9,904
Deutsche Bank AG	ZAR	5,850	USD	495	5/13/15	(405)
Goldman Sachs Bank USA	BRL	19,804	USD	6,881	3/03/15	(98,079)
Goldman Sachs Bank USA	BRL	21,469	USD	7,694	3/03/15	128,654
Goldman Sachs Bank USA	USD	7,255	BRL	19,804	3/03/15	(276,589)
Goldman Sachs Bank USA	USD	7,459	BRL	21,469	3/03/15	106,325
Goldman Sachs Bank USA	AUD	492	USD	382	3/18/15	(1,986)
Goldman Sachs Bank USA	AUD	23,036	USD	18,961	3/18/15	975,606
Goldman Sachs Bank USA	CHF	2,427	USD	2,415	3/18/15	(132,085)
Goldman Sachs Bank USA	CZK	78,141	USD	3,374	3/18/15	197,474
Goldman Sachs Bank USA	EUR	156	USD	196	3/18/15	21,313
Goldman Sachs Bank USA	JPY	25,163	USD	222	3/18/15	11,704
Goldman Sachs Bank USA	NOK	21,516	USD	2,787	3/18/15	(18,947)
Goldman Sachs Bank USA	NOK	124,545	USD	17,345	3/18/15	1,104,733
Goldman Sachs Bank USA	PLN	5,928	USD	1,632	3/18/15	33,880
Goldman Sachs Bank USA	TRY	2,683	USD	1,134	3/18/15	68,821
Goldman Sachs Bank USA	USD	4,538	BRL	12,547	3/18/15	(137,742)
Goldman Sachs Bank USA	USD	2,327	EUR	2,058	3/18/15	(23,692)
Goldman Sachs Bank USA	USD	2,582	HUF	694,052	3/18/15	(19,083)
Goldman Sachs Bank USA	USD	20,509	MXN	300,259	3/18/15	(414,083)
Goldman Sachs Bank USA	USD	787	PLN	2,922	3/18/15	1,082
Goldman Sachs Bank USA	USD	1,129	SEK	9,153	3/18/15	(30,542)
Goldman Sachs Bank USA	USD	1,397	TRY	3,300	3/18/15	(86,655)
Goldman Sachs Bank USA	ZAR	20,596	USD	1,740	3/18/15	(21,491)
Goldman Sachs Bank USA	AUD	1,478	NZD	1,585	5/13/15	(178)
Goldman Sachs Bank USA	AUD	1,478	NZD	1,585	5/13/15	40,675
Goldman Sachs Bank USA	CAD	971	USD	772	5/13/15	(4,354)
Goldman Sachs Bank USA	CHF	1,075	EUR	1,029	5/13/15	(12,860)
Goldman Sachs Bank USA	CHF	1,075	EUR	1,029	5/13/15	34,263
Goldman Sachs Bank USA	CHF	1,399	USD	1,548	5/13/15	76,154
Goldman Sachs Bank USA	MYR	2,183	USD	594	5/13/15	(6,717)
Goldman Sachs Bank USA	NOK	5,965	USD	766	5/13/15	(11,138)
Goldman Sachs Bank USA	TRY	5,750	USD	2,286	5/13/15	35,338
Goldman Sachs Bank USA	TWD	63,228	USD	1,991	5/13/15	(19,167)
Goldman Sachs Bank USA	USD	234	CLP	146,032	5/13/15	1,139
Goldman Sachs Bank USA	USD	777	GBP	518	5/13/15	22,236
Goldman Sachs Bank USA	USD	1,155	INR	72,742	5/13/15	12,805
Goldman Sachs Bank USA	USD	784	JPY	92,120	5/13/15	(12,840)
JPMorgan Chase Bank	CAD	1,045	USD	898	3/18/15	62,316
JPMorgan Chase Bank	JPY	148,930	USD	1,247	3/18/15	1,488

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	USD	1,965	CHF	1,848	5/13/15	$(21,210)
Morgan Stanley & Co., Inc.	TRY	3,830	USD	1,529	5/13/15	30,045
Morgan Stanley Capital Services LLC	USD	1,567	ZAR	18,303	3/18/15	(1,478)
Morgan Stanley Capital Services LLC	CAD	974	USD	776	5/13/15	(1,991)
Morgan Stanley Capital Services LLC	CHF	741	USD	784	5/13/15	4,199
Morgan Stanley Capital Services LLC	EUR	390	USD	443	5/13/15	5,812
Morgan Stanley Capital Services LLC	JPY	226,897	USD	1,898	5/13/15	(91)
Morgan Stanley Capital Services LLC	JPY	102,364	USD	862	5/13/15	5,251
Morgan Stanley Capital Services LLC	USD	1,344	AUD	1,738	5/13/15	8,687
Morgan Stanley Capital Services LLC	USD	1,477	NOK	11,209	5/13/15	(17,694)
Morgan Stanley Capital Services LLC	EUR	286	USD	324	6/18/15	3,798
Royal Bank of Scotland PLC	USD	2,093	BRL	5,723	3/03/15	(75,766)
Royal Bank of Scotland PLC	AUD	248	USD	192	3/18/15	(1,774)
Royal Bank of Scotland PLC	CLP	744,787	USD	1,183	3/18/15	(22,232)
Royal Bank of Scotland PLC	COP	462,959	USD	188	3/18/15	2,593
Royal Bank of Scotland PLC	EUR	162	USD	202	3/18/15	20,480
Royal Bank of Scotland PLC	INR	109,107	USD	1,698	3/18/15	(68,842)
Royal Bank of Scotland PLC	MXN	46,911	USD	3,138	3/18/15	(1,667)
Royal Bank of Scotland PLC	MYR	12,984	USD	3,604	3/18/15	13,220
Royal Bank of Scotland PLC	NZD	986	USD	741	3/18/15	(4,111)
Royal Bank of Scotland PLC	NZD	24,705	USD	18,756	3/18/15	94,277
Royal Bank of Scotland PLC	PEN	3,435	USD	1,140	3/18/15	32,058
Royal Bank of Scotland PLC	TRY	7,370	USD	3,120	3/18/15	194,190
Royal Bank of Scotland PLC	USD	3,170	AUD	3,923	3/18/15	(107,108)
Royal Bank of Scotland PLC	USD	993	CLP	614,021	3/18/15	571
Royal Bank of Scotland PLC	USD	374	COP	919,090	3/18/15	(6,471)
Royal Bank of Scotland PLC	USD	1,512	IDR	19,333,278	3/18/15	(29,948)
Royal Bank of Scotland PLC	USD	1,145	INR	71,660	3/18/15	15,533
Royal Bank of Scotland PLC	USD	1,429	KRW	1,571,576	3/18/15	(2,491)
Royal Bank of Scotland PLC	USD	4,240	MXN	62,218	3/18/15	(76,305)
Royal Bank of Scotland PLC	USD	570	PEN	1,718	3/18/15	(16,317)
Royal Bank of Scotland PLC	JPY	318,003	USD	2,645	5/13/15	(15,879)
Royal Bank of Scotland PLC	MYR	5,365	USD	1,489	5/13/15	13,248
Royal Bank of Scotland PLC	NZD	804	AUD	762	5/13/15	(11,334)
Royal Bank of Scotland PLC	NZD	804	AUD	762	5/13/15	109

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	NZD	1,164	USD	870	5/13/15	$(4,781)
Royal Bank of Scotland PLC	TWD	93,347	USD	2,962	5/13/15	(5,890)
Royal Bank of Scotland PLC	USD	402	CLP	253,254	5/13/15	5,638
Royal Bank of Scotland PLC	USD	738	GBP	482	5/13/15	5,861
Royal Bank of Scotland PLC	USD	3,934	JPY	463,594	5/13/15	(54,705)
Royal Bank of Scotland PLC	USD	1,376	NZD	1,882	5/13/15	37,950
Royal Bank of Scotland PLC	USD	606	PLN	2,223	5/13/15	(7,911)
Royal Bank of Scotland PLC	EUR	247	USD	280	6/18/15	3,632
Standard Chartered Bank	HKD	6,115	USD	789	3/18/15	420
Standard Chartered Bank	IDR	12,599,503	USD	983	3/18/15	17,595
Standard Chartered Bank	NZD	980	USD	750	3/18/15	9,404
Standard Chartered Bank	SGD	592	USD	447	3/18/15	13,115
Standard Chartered Bank	USD	5,001	INR	313,077	3/18/15	70,081
Standard Chartered Bank	USD	5,565	MYR	19,949	3/18/15	(47,305)
Standard Chartered Bank	EUR	1,378	CZK	37,681	5/13/15	(31,252)
Standard Chartered Bank	EUR	1,378	CZK	37,681	5/13/15	20,687
Standard Chartered Bank	MYR	1,433	USD	396	5/13/15	2,169
Standard Chartered Bank	TWD	103,948	USD	3,297	5/13/15	(8,046)
Standard Chartered Bank	USD	764	INR	48,102	5/13/15	8,649
Standard Chartered Bank	USD	1,167	KRW	1,296,573	5/13/15	7,533
Standard Chartered Bank	USD	3,935	TWD	124,899	5/13/15	36,932
State Street Bank & Trust Co.	AUD	1,160	USD	937	3/18/15	30,967
State Street Bank & Trust Co.	CAD	646	USD	519	3/18/15	2,582
State Street Bank & Trust Co.	CHF	1,899	USD	1,945	3/18/15	(47,914)
State Street Bank & Trust Co.	DKK	922	USD	152	3/18/15	14,101
State Street Bank & Trust Co.	EUR	4,595	USD	5,551	3/18/15	408,622
State Street Bank & Trust Co.	GBP	138	USD	207	3/18/15	(5,795)
State Street Bank & Trust Co.	GBP	279	USD	439	3/18/15	8,037
State Street Bank & Trust Co.	HKD	499	USD	64	3/18/15	34
State Street Bank & Trust Co.	JPY	20,250	USD	169	3/18/15	(466)
State Street Bank & Trust Co.	JPY	156,759	USD	1,336	3/18/15	25,383
State Street Bank & Trust Co.	NZD	232	USD	177	3/18/15	1,383
State Street Bank & Trust Co.	SEK	10,299	USD	1,339	3/18/15	103,948
State Street Bank & Trust Co.	TRY	7,629	USD	3,236	3/18/15	206,688
State Street Bank & Trust Co.	USD	389	CAD	454	3/18/15	(26,321)
State Street Bank & Trust Co.	USD	212	CHF	185	3/18/15	(17,728)
State Street Bank & Trust Co.	USD	2,753	EUR	2,206	3/18/15	(283,648)
State Street Bank & Trust Co.	USD	9,332	GBP	6,025	3/18/15	(31,335)
State Street Bank & Trust Co.	USD	1,285	JPY	151,471	3/18/15	(18,191)
State Street Bank & Trust Co.	USD	427	SEK	3,259	3/18/15	(36,417)
State Street Bank & Trust Co.	USD	3	SEK	24	3/18/15	30

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	AUD	225	USD	175	5/13/15	$70
State Street Bank & Trust Co.	CAD	156	USD	125	5/13/15	538
State Street Bank & Trust Co.	CHF	1,661	USD	1,796	5/13/15	48,271
State Street Bank & Trust Co.	CNY	22,322	USD	3,525	5/13/15	(63,880)
State Street Bank & Trust Co.	CZK	15,408	USD	631	5/13/15	3,839
State Street Bank & Trust Co.	EUR	69	USD	79	5/13/15	1,341
State Street Bank & Trust Co.	JPY	368,310	USD	3,089	5/13/15	7,684
State Street Bank & Trust Co.	NOK	889	USD	118	5/13/15	1,744
State Street Bank & Trust Co.	SEK	3,487	USD	418	5/13/15	(920)
State Street Bank & Trust Co.	USD	116	AUD	150	5/13/15	295
State Street Bank & Trust Co.	USD	1,986	GBP	1,303	5/13/15	24,598
State Street Bank & Trust Co.	USD	752	JPY	89,043	5/13/15	(6,658)
State Street Bank & Trust Co.	USD	1,331	PLN	4,932	5/13/15	(3,951)
State Street Bank & Trust Co.	USD	197	PLN	733	5/13/15	119
State Street Bank & Trust Co.	ZAR	7,178	USD	606	5/13/15	(2,460)
State Street Bank & Trust Co.	ZAR	2,908	USD	247	5/13/15	632
State Street Bank & Trust Co.	AUD	145	USD	112	6/18/15	(157)
State Street Bank & Trust Co.	EUR	379	USD	430	6/18/15	5,010
State Street Bank & Trust Co.	JPY	64,393	USD	543	6/18/15	3,676
State Street Bank & Trust Co.	SEK	2,125	USD	255	6/18/15	(405)
UBS AG	AUD	191	USD	163	3/18/15	14,364
UBS AG	CAD	719	USD	633	3/18/15	57,581
UBS AG	GBP	132	USD	205	3/18/15	1,467
UBS AG	JPY	67,419	USD	575	3/18/15	11,513
UBS AG	NOK	5,886	USD	761	3/18/15	(6,069)
UBS AG	NOK	5,522	USD	775	3/18/15	54,618
UBS AG	USD	1,141	JPY	136,455	3/18/15	(362)
UBS AG	USD	977	PLN	3,593	3/18/15	(8,653)
UBS AG	CZK	47,760	USD	1,959	5/13/15	16,455
UBS AG	USD	577	AUD	716	5/13/15	(19,337)
UBS AG	USD	972	PLN	3,579	5/13/15	(8,880)
UBS AG	GBP	136	USD	210	6/18/15	(181)

						$8,667,723

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC/(CME Group)	NZD	109,140	10/29/16	3 Month BKBM	3.923%	$1,375,429
Credit Suisse Securities (USA) LLC/(CME Group)		30,900	12/22/16	3 Month BKBM	3.820%	115,585
Credit Suisse Securities (USA) LLC/(CME Group)		110,950	2/20/17	3 Month BKBM	3.610%	80,502
Credit Suisse Securities (USA) LLC/(CME Group)		145,000	2/26/17	3 Month BKBM	3.580%	41,646
Credit Suisse Securities (USA) LLC/(CME Group)		159,000	3/02/17	3 Month BKBM	3.576%	36,222
Credit Suisse Securities (USA) LLC/(CME Group)	AUD	33,390	10/27/19	6 Month BBSW	3.178%	930,110
Credit Suisse Securities (USA) LLC/(CME Group)		9,440	12/19/19	6 Month BBSW	2.805%	123,452
Credit Suisse Securities (USA) LLC/(CME Group)		30,000	2/12/20	6 Month BBSW	2.530%	111,503
Credit Suisse Securities (USA) LLC/(CME Group)	SEK	41,800	2/26/24	3 Month STIBOR	2.591%	676,221
Credit Suisse Securities (USA) LLC/(CME Group)		3,610	3/03/24	3 Month STIBOR	2.521%	68,086
Credit Suisse Securities (USA) LLC/(CME Group)		9,290	4/24/24	3 Month STIBOR	2.385%	156,255
Credit Suisse Securities (USA) LLC/(CME Group)		4,020	7/09/24	3 Month STIBOR	1.987%	46,173
Credit Suisse Securities (USA) LLC/(CME Group)		21,900	8/19/24	3 Month LIBOR	3.514%	873,363
Credit Suisse Securities (USA) LLC/(CME Group)	EUR	16,300	8/19/24	1.973%	6 Month EURIBOR	(847,472)
Credit Suisse Securities (USA) LLC/(CME Group)	SEK	9,020	9/01/24	1.630%	3 Month STIBOR	(62,439)
Credit Suisse Securities (USA) LLC/(CME Group)		21,600	9/17/24	3 Month LIBOR	3.627%	962,633
Credit Suisse Securities (USA) LLC/(CME Group)	EUR	16,700	9/17/24	1.995%	6 Month EURIBOR	(876,273)
Credit Suisse Securities (USA) LLC/(CME Group)	SEK	4,180	12/22/24	3 Month STIBOR	1.295%	9,339
Credit Suisse Securities (USA) LLC/(CME Group)	AUD	740	2/04/29	6 Month BBSW	4.765%	118,079
Credit Suisse Securities (USA) LLC/(CME Group)		1,210	2/28/29	6 Month BBSW	4.740%	189,444
Credit Suisse Securities (USA) LLC/(CME Group)		1,180	4/02/29	6 Month BBSW	4.778%	197,217
Credit Suisse Securities (USA) LLC/(CME Group)	CAD	24,210	10/23/29	3 Month CDOR	2.810%	1,835,973
Credit Suisse Securities (USA) LLC/(CME Group)	AUD	1,360	10/27/29	6 Month BBSW	3.951%	120,433

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC/(CME Group)	CAD	1,820	12/17/29	3 Month CDOR	2.638%	$99,278
Credit Suisse Securities (USA) LLC/(CME Group)	AUD	1,000	12/19/29	6 Month BBSW	3.593%	52,032
Credit Suisse Securities (USA) LLC/(CME Group)	CAD	22,250	2/09/30	3 Month CDOR	2.178%	96,511
Credit Suisse Securities (USA) LLC/(CME Group)	AUD	15,560	2/19/30	6 Month BBSW	3.118%	100,038
Credit Suisse Securities (USA) LLC/(LCH Clearnet)	SEK	4,320	2/26/24	2.592%	3 Month STIBOR	(69,932)
Credit Suisse Securities (USA) LLC/(LCH Clearnet)		5,000	4/14/24	2.403%	3 Month STIBOR	(85,444)
Credit Suisse Securities (USA) LLC/(LCH Clearnet)		3,930	4/24/24	2.385%	3 Month STIBOR	(66,092)
Credit Suisse Securities (USA) LLC/(LCH Clearnet)		5,340	6/18/24	2.124%	3 Month STIBOR	(70,788)
Credit Suisse Securities (USA) LLC/(LCH Clearnet)		10,780	9/18/24	1.800%	3 Month STIBOR	(94,375)
Credit Suisse Securities (USA) LLC/(LCH Clearnet)		4,410	12/22/24	1.293%	3 Month STIBOR	(9,726)

						$6,232,983

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank	BRL	90,060	1/02/17	CDI	13.060%	$148,227
Citibank	MXN	2,344,730	2/21/17	4.200%	TIIE	0
Citibank	BRL	44,930	1/04/21	12.460%	CDI	(103,751)
Citibank	MXN	586,460	2/11/25	TIIE	5.860%	(6,214)

						$38,262

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 28, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse Securities (USA) LLC/(INTRCONX):
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	1.00%	0.61%	$3,900	$77,239	$17,031
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	1.00%	0.61%	12,985	257,166	39,523
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	1.00%	0.61%	$12,985	$257,166	$38,797

					$95,351

*	Termination date.

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 28, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley Capital Services LLC:
ITRAXX-JAPAN Series 21, 5 Year Index, 6/20/19*	(1.00)%	0.49%	JPY	2,331,820	$(421,821)	$(353,040)	$(68,781)

*	Termination date.

^	Less than $0.50.
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the aggregate market value of these securities amounted to $34,805,840 or 8.8% of net assets.
(f)	One contract relates to 100 shares.
(g)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(j)	As of February 28, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,357,226 and gross unrealized depreciation of investments was $(18,585,509), resulting in net unrealized depreciation of $(5,228,283).
(k)	An amount of U.S.$10,034,607 has been segregated to collateralize margin requirements for the open futures contracts at February 28, 2015.

Currency Abbreviation:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna

DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
BTP	-	Buoni del Tesoro Poliennali
CBT	-	Chicago Board of Trade
CDI	-	Cetip Interbank Deposit Rate
CDOR	-	Canadian Dealer Offered Rate
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
DAX	-	Deutscher Aktien Index (German Stock Index)
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
FTSE	-	Financial Times Stock Exchange
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
OAT	-	Obligations Assimilables du Trésor
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
STIBOR	-	Stockholm Interbank Offered Rate
TIIE	-	Banco de México Equilibrium Interbank Interest Rate
TIPS	-	Treasury Inflation Protected Security
TSX	-	Toronto Stock Exchange
WCE	-	Winnipeg Commodities Exchange
WTI	-	West Texas Intermediate

COUNTRY BREAKDOWN*

February 28, 2015 (unaudited)

15.5%	United States
5.2%	Japan
4.8%	Turkey
4.8%	New Zealand
4.2%	Australia
4.2%	Norway
4.0%	China
3.8%	Germany
3.6%	Canada
2.9%	France
2.5%	Italy
2.4%	Sweden
1.3%	United Kingdom
2.1%	Other
38.7%	Short-Term

100.0%	Total Investments

*	All data are as of February 28, 2015. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Austria, Belgium, Brazil, Colombia, Denmark, Finland, Hong Kong, Ireland, Jersey (Channel Islands), Luxembourg, Macau, Netherlands, Portugal, Singapore, South Africa, Spain and Switzerland.

AB Global Risk Allocation Fund

February 28, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2015:

Investments in Securities:	Level 1		Level 2	Level 3			Total
Assets:
Common Stock:
Industrials	$9,084,893		$5,072,734	$	– 0	–	$14,157,627
Consumer Discretionary	6,737,013		5,748,326		606,954		13,092,293
Consumer Staples	7,487,281		4,605,638		659		12,093,578
Financials	6,552,482		5,521,269		– 0	–	12,073,751
Information Technology	9,316,348		2,601,186		– 0	–	11,917,534
Health Care	7,019,225		3,362,390		– 0	–	10,381,615
Materials	5,201,544		4,486,878		– 0	–	9,688,422
Energy	3,902,029		1,905,510		– 0	–	5,807,539
Utilities	2,297,105		2,505,198		– 0	–	4,802,303
Telecommunication Services	1,084,515		1,514,105		– 0	–	2,598,620
Inflation-Linked Securities	– 0	–	86,848,950		– 0	–	86,848,950
Governments - Treasuries	– 0	–	51,521,698		– 0	–	51,521,698

Investments in Securities:	Level 1		Level 2		Level 3		Total
Investment Companies	9,059,639		– 0	–	– 0	–	9,059,639
Preferred Stocks	5,802,070		– 0	–	– 0	–	5,802,070
Options Purchased - Puts	– 0	–	128,484		– 0	–	128,484
Short-Term Investments	145,141,101						145,141,101
U.S. Treasury Bills	– 0	–	12,999,822				12,999,822
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,693,017		– 0	–	– 0	–	1,693,017

Total Investments in Securities	220,378,262		188,822,188		607,613		409,808,063
Other Financial Instruments* :
Assets:
Futures	3,616,396		4,536,642		– 0	–	8,153,038
Forward Currency Exchange Contracts	– 0	–	13,179,663		– 0	–	13,179,663
Centrally Cleared Interest Rate Swaps	– 0	–	8,415,524		– 0	–	8,415,524
Interest Rate Swaps	– 0	–	148,227		– 0	–	148,227
Centrally Cleared Credit Default Swaps	– 0	–	95,351		– 0	–	95,351
Liabilities:
Futures	(2,719,716)		– 0	–	– 0	–	(2,719,716)
Forward Currency Exchange Contracts	– 0	–	(4,511,940)		– 0	–	(4,511,940)
Centrally Cleared Interest Rate Swaps	– 0	–	(2,182,541)		– 0	–	(2,182,541)
Interest Rate Swaps	– 0	–	(109,965)		– 0	–	(109,965)
Credit Default Swaps	– 0	–	(68,781)		– 0	–	(68,781)

Total+	$221,274,942		$208,324,368		$607,613		$430,206,923

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Preferred Stocks
Balance as of 11/30/14	$1,391,755			$199
Accrued discounts/(premiums)	– 0	–		– 0	–
Realized gain (loss)	– 0	–		(4)
Change in unrealized appreciation/depreciation	(14,883)			5
Purchases	657			– 0	–
Sales	– 0	–		(200)
Transfers in to Level 3	621,839			– 0	–
Transfers out of Level 3	(1,391,755)			– 0	–

Balance as of 2/28/15	$607,613		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 2/28/15*	$(14,883)		$	– 0	–

			Total
Balance as of 11/30/14				$1,391,954
Accrued discounts/(premiums)				– 0	–
Realized gain (loss)				(4)
Change in unrealized appreciation/depreciation				(14,878)
Purchases				657
Sales				(200)
Transfers in to Level 3				621,839
Transfers out of Level 3				(1,391,755)

Balance as of 2/28/15				$607,613	+

Net change in unrealized appreciation/depreciation from Investments held as of 2/28/15*				$(14,883)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Risk Allocation Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 20, 2015